CSMC 2022-NQM1 Trust ABS-15G

Exhibit 99.28

Seller Loan ID	Client Loan Number	Pool	Review Type	Originating Lender	Borrower Last Name	State	Note Date	Loan Amount	Loan Purpose	Occupancy	ATR/QM Status	TRID Indicator	Condition ID	Condition Category	Condition Subcategory	Status	Condition Grade	Condition Standardized Description	ComplianceEase Comments	Condition Custom Description	Compliance Remediation	Lender Response	Condition Resolution	Compensating Factors
XXXX	434190573	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		455	Credit		Cleared	1	Initial Loan Application is Missing		XX/XX/XXXX - Missing Copy of Initial Loan Application;		XXX/XX/XXXX - Lender provided copy of initial XXXX; XXX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Received copy of initial loan application; XX/XX/XXXX - Lender provided copy of initial XXXX; XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434190573	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		897	Credit		Acknowledged	2	Underwriting CLTV exceeds Guideline Maximum Allowable		XX/XX/XXXX - Underwriting CLTV of 80.00 is greater than the maximum allowable guideline CLTV of 75.00.; XX/XX/XXXX - Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.;				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434190573	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		896	Credit		Acknowledged	2	Underwriting LTV exceeds Guideline Maximum Allowable		XX/XX/XXXX - Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Acknowledged by Client to Active.; XX/XX/XXXX - Approved lender exception in file for LTV/CLTV.; XX/XX/XXXX - Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; XX/XX/XXXX - Underwriting LTV of XX.XX is greater than the maximum allowable guideline LTV of 75.00 based on a loan amount of $XXX and value used for LTV .; XX/XX/XXXX - Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.;				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434190575	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2460	Property		Acknowledged	2	Third Party Desk Review variance to appraised value exceeds XXX%		XX/XX/XXXX - Change severity of 'Third Party Desk Review variance to appraised value exceeds XXX%' from Material to Non-Material.; XX/XX/XXXX - Additional third party valuation requested to support value.; XX/XX/XXXX - Lender Granted Exception in file. Lender used lower CDA value of $XXXk for LTV/CLTV. Non-Material.; XX/XX/XXXX - Third party Desk Review variance of -XX.XX exceeds XXX% maximum allowed.;				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434190576	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1061	Credit		Cleared	1	Borrower Employment Verification Level is missing		XX/XX/XXXX - The CPA letter provided is from XX/XX/XXXX. Please provide recent CPA letter dated within the last XXX days prior to note date of XX/XX/XXXX.; XX/XX/XXXX - The borrower employment verification level is Missing;		XXX/XX/XXXX - Change status of 'Borrower Employment Verification Level is missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of business license;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - The borrower employment verification level is Level X - Verified-direct independent verif w/Xrd party; XX/XX/XXXX - Change status of 'Borrower Employment Verification Level is missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of business license	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
XXXX	434190576	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		3466	Property		Acknowledged	2	Appraisal guideline violation		XX/XX/XXXX - Change severity of 'Appraisal guideline violation' from Material to Non-Material.; XX/XX/XXXX - Appraisal guideline violation: Lender granted exception for Property Type of Log Home. Exception in file. ;				Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
XXXX	434190583	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		3467	Credit		Acknowledged	2	Minimum Trade Line Requirement Not Met		XX/XX/XXXX - Approved lender exception in file for XXXX lates on revolving account within the last XX months. ; XX/XX/XXXX - Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.;				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434190584	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96288	Compliance		Cleared	1	Per Diem Interest Amount Test	XX/XX/XXXX - This loan failed the per diem interest amount test. (XX Bus. Prof. Code §XXXX.X)The per diem interest amount charged on the loan ($XXX) exceeds the per diem interest charge or credit threshold ($XXX).PLEASE NOTE: An additional $XXX buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.	XX/XX/XXXX - Lender issued Post Closing CD dated XX/XX/XXXX showing disbursement date of XX/XX/XXXX collecting $XXX in Per Diem Interest, the correct amount to be collected from XX/XX/XXXX to XX/XX/XXXX was $XXX for a difference of $XXX which exceeds tolerance.;		XXX/XX/XXXX - Lender provided PCCD dated XX/X/XXXX.; XXX/XX/XXXX - Change status of 'Per Diem Interest Amount Test' from Active to Open Rebuttal.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - This loan passed the per diem interest amount test. (XX Bus. Prof. Code §XXXX.X)The per diem interest amount charged on the loan ($XXX) does not exceed the per diem interest charge or credit threshold ($XXX).PLEASE NOTE: An additional $XXX buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.; XX/XX/XXXX - Lender provided PCCD dated XXX/XX/XXXX.; XX/XX/XXXX - Change status of 'Per Diem Interest Amount Test' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434190584	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors	-99953	Compliance	Cleared	1	TILA Right of Rescission Test	XX/XX/XXXX - This loan passed the TILA right of rescission test.Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from XX CFR §XXX.XX(a)(X) )The funding date is not before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last.	XX/XX/XXXX - Exception Resolved.;	XX/XX/XXXX - This loan passed the TILA right of rescission test.Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from XX CFR §XXX.XX(a)(X) )The funding date is not before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last.; XX/XX/XXXX  - This loan failed the TILA right of rescission test.Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

																							The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434190585	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Investment Property	ATR/QM: Exempt		455	Credit		Cleared	1	Initial Loan Application is Missing		XX/XX/XXXX - Missing Copy of Initial Loan Application;			XX/XX/XXXX - Exception Resolved; XX/XX/XXXX - Received copy of initial loan application	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434190586	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Investment Property	ATR/QM: Exempt		455	Credit		Cleared	1	Initial Loan Application is Missing		XX/XX/XXXX - Missing Copy of Initial Loan Application;		XXX/XX/XXXX - Exception is NA for DSCR; XXX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.;	XX/XX/XXXX - Received copy of initial loan application; XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Exception is NA for DSCR	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434190593	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1257	Credit		Acknowledged	2	Borrower Employment Verification does not meet guidelines		XX/XX/XXXX - Lender granted Exception for "S/E Income without minimum of XX months reported on tax returns, personal/bank statements is not acceptable" Page XXX in PDF provided.; XX/XX/XXXX - Lender Granted Exception, Non-material. Page XXX in PDF.; XX/XX/XXXX - Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.;				Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434190596	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2092	Credit		Cleared	1	Servicing Comments are Missing		XX/XX/XXXX - Missing servicing comments are available. ; XX/XX/XXXX - Servicing comments are missing. ;			XX/XX/XXXX - Missing servicing comments are available.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434190597	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		2077	Credit		Cleared	1	Fraud Report Missing		XX/XX/XXXX - Fraud report Missing. * Not in file.;		XXX/XX/XXXX - Change status of 'Fraud Report Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of Fraud report ;	XX/XX/XXXX - Exception resolved.; XX/XX/XXXX - Fraud report Present.; XX/XX/XXXX - Lender provided copy of Fraud report ; XX/XX/XXXX - Change status of 'Fraud Report Missing' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX.
XXXX	434190606	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		455	Credit		Cleared	1	Initial Loan Application is Missing		XX/XX/XXXX - Missing Copy of Initial Loan Application;		XXX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided Initial Application.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Received copy of initial loan application; XX/XX/XXXX - Lender provided Initial Application.; XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434190608	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		3433	Credit		Acknowledged	2	Number of Mortgage Properties Exceeds Max Allowable Per Guidelines		XX/XX/XXXX - Number of Mortgage Properties (XX) Exceeds Max Allowable Per Guidelines. XXXX guidelines (page X) advise, "the maximum number of residential X-X unit properties owned (financed or free and clear) is six." Borrower owns XX financed properties including subject. No credit exception in loan file.;			XX/XX/XXXX - Change severity of 'Number of Mortgage Properties Exceeds Max Allowable Per Guidelines' from Material to Non-Material.; XX/XX/XXXX - Downgraded exception to non-material; XX/XX/XXXX - Lender provided copy of approved credit exception to allow REO &gt; X.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434190609	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Second Home	Non-QM: Lender documented all ATR UW factors		896	Credit		Acknowledged	2	Underwriting LTV exceeds Guideline Maximum Allowable		XX/XX/XXXX - Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; XX/XX/XXXX - Lender granted XXX% LTV/CLTV exception on XX/XX/XXXX per Approval in file page XXX. ; XX/XX/XXXX - Underwriting LTV of 80.00 is greater than the maximum allowable guideline LTV of 75.00 based on a loan amount of $XXX and value used for LTV .;				Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434190609	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Second Home	Non-QM: Lender documented all ATR UW factors		897	Credit		Acknowledged	2	Underwriting CLTV exceeds Guideline Maximum Allowable		XX/XX/XXXX - Lender granted 5% LTV/CLTV exception on XX/XX/XXXX per Approval in file page XXX.; XX/XX/XXXX - Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; XX/XX/XXXX - Underwriting CLTV of 80.00 is greater than the maximum allowable guideline CLTV of 75.00.;				Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434190613	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96366	Compliance		Cleared	1	Charges That Cannot Increase Test	XX/XX/XXXX - This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).					Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434190626	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		455	Credit		Cleared	1	Initial Loan Application is Missing		XX/XX/XXXX - Missing Copy of Initial Loan Application;		XXX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Exception is NA;	XX/XX/XXXX - Received copy of initial loan application; XX/XX/XXXX - Exception is NA; XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has XX.XX years at job.
XXXX	434190631	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		455	Credit		Cleared	1	Initial Loan Application is Missing		XX/XX/XXXX - Missing Copy of Initial Loan Application;		XXX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Exception is NA;	XX/XX/XXXX - Received copy of initial loan application; XX/XX/XXXX - Exception is NA; XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434190633	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		2578	Credit		Acknowledged	2	Housing history does not meet guidelines		XX/XX/XXXX - Housing history does not meet guidelines. Approved Lender exception in file waiving housing history.; XX/XX/XXXX - Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; XX/XX/XXXX - Housing history does not meet guidelines.;				Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
XXXX	434190639	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		455	Credit		Cleared	1	Initial Loan Application is Missing		XX/XX/XXXX - Missing Copy of Initial Loan Application. * Verified not in file.;		XXX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided Initial Application.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Received copy of initial loan application; XX/XX/XXXX - Lender provided Initial Application.; XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434190640	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		2335	Credit		Acknowledged	2	DSCR is less than guideline minimum		XX/XX/XXXX - Lender credit exception (page XXX) approves use of estimated rents derived from real estate broker review (page XX).; XX/XX/XXXX - Change severity of 'DSCR is less than guideline minimum' from Material to Non-Material.;				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434190640	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		951	Credit		Cleared	1	Condo Approval Missing		XX/XX/XXXX - Condo approval indicator is Missing;		XXX/XX/XXXX - Change status of 'Condo Approval Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of condo review;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Condo approval indicator is Present; XX/XX/XXXX - Lender provided copy of condo review; XX/XX/XXXX - Change status of 'Condo Approval Missing' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434190642	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		2077	Credit		Cleared	1	Fraud Report Missing		XX/XX/XXXX - Fraud report Missing.;		XXX/XX/XXXX - Change status of 'Fraud Report Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided Fraud Report.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Fraud report Present.; XX/XX/XXXX - Lender provided Fraud Report.; XX/XX/XXXX - Change status of 'Fraud Report Missing' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434190646	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		3432	Credit		Acknowledged	2	Property recently listed for sale		XX/XX/XXXX - Change severity of 'Property recently listed for sale' from Material to Non-Material.; XX/XX/XXXX - Property was recently listed for sale outside of lender's guideline tolerance for recently listed properties. Exception in file. (pg XXX).;				Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434190648	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		2578	Credit		Acknowledged	2	Housing history does not meet guidelines		XX/XX/XXXX - Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; XX/XX/XXXX - Housing history does not meet guidelines. Approved lender exception in file for FTI with no REO ownership within past XX months.;				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
XXXX	434190648	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		455	Credit		Cleared	1	Initial Loan Application is Missing		XX/XX/XXXX - Missing Copy of Initial Loan Application;		XXX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of initial XXXX app for the borrower.;	XX/XX/XXXX - Exception Resolved; XX/XX/XXXX - Received copy of initial loan application; XX/XX/XXXX - Lender provided copy of initial XXXX app for the borrower.; XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
XXXX	434190652	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		455	Credit		Cleared	1	Initial Loan Application is Missing		XX/XX/XXXX - Missing Copy of Initial Loan Application;		XXX/XX/XXXX - Lender provided copy of initial XXXX; XXX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.;	XX/XX/XXXX - Exception Resolved; XX/XX/XXXX - Received copy of initial loan application; XX/XX/XXXX - Lender provided copy of initial XXXX; XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434190653	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		455	Credit		Cleared	1	Initial Loan Application is Missing		XX/XX/XXXX - Missing Copy of Initial Loan Application;		XXX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided Initial Application.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Received copy of initial loan application; XX/XX/XXXX - Lender provided Initial Application.; XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434190653	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		2077	Credit		Cleared	1	Fraud Report Missing		XX/XX/XXXX - Fraud report Missing.;		XXX/XX/XXXX - Lender provided Fraud Report.; XXX/XX/XXXX - Change status of 'Fraud Report Missing' from Active to Open Rebuttal.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Fraud report Present.; XX/XX/XXXX - Lender provided Fraud Report.; XX/XX/XXXX - Change status of 'Fraud Report Missing' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434190654	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		455	Credit		Cleared	1	Initial Loan Application is Missing		XX/XX/XXXX - Missing Copy of Initial Loan Application;		XXX/XX/XXXX - Lender provided Initial Application.; XXX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Received copy of initial loan application; XX/XX/XXXX - Lender provided Initial Application.; XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434190656	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		942	Credit		Cleared	1	Flood Certificate is Missing		XX/XX/XXXX - The flood certification is Missing;		XXX/XX/XXXX - Change status of 'Flood Certificate is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of the flood cert.;	XX/XX/XXXX - Exception Resolved; XX/XX/XXXX - The flood certification is Present; XX/XX/XXXX - Lender provided copy of the flood cert.; XX/XX/XXXX - Change status of 'Flood Certificate is Missing' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
XXXX	433842641	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		651	Credit		Cleared	1	Borrower Liabilities Verification Indicator is Partial		XX/XX/XXXX - Newfi Lending Non-QM guidelines dated XX/XX/XXXX (effective for lock dates of XX/XX/XXXX or later) indicate on page XX that "a gap report or a UDN is required. The effective date can be on or after the note date, but must be dated no earlier than XX-business days prior to the note date." Gap report or UDN not located in loan file.;		XXX/XX/XXXX - Lender provided UDN.; XXX/XX/XXXX - Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;	XX/XX/XXXX - Borrower liabilities verified indicator is Present; XX/XX/XXXX - Lender provided UDN.; XX/XX/XXXX - Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	433842641	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		3605	Credit		Cleared	1	Asset Documents are Incomplete		XX/XX/XXXX - Asset Documents are Incomplete. Newfi Lending Non-QM guidelines dated XX/XX/XXXX (effective for lock dates of XX/XX/XXXX or later) indicate on page XX to use business assets to meet reserve requirement that Lender must "perform a cash flow analysis to determine that the use of business funds will not have a negative impact on the business." Cash flow analysis not included in loan document file.;		XXX/XX/XXXX - Cash out used for reserve requirement per GL's Excpetion Resolved.; XXX/XX/XXXX - Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;	XX/XX/XXXX - Cash out used for reserve requirement per GL's Excpetion Resolved.; XX/XX/XXXX - Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	433842641	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1236	Compliance		Acknowledged	2	Affiliated Business Disclosure is Missing		XX/XX/XXXX - The affiliate business disclosure is Missing;				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434569289	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		2335	Credit		Cleared	1	DSCR is less than guideline minimum		XX/XX/XXXX - Qualifying DSCR of XX.XX meets guideline requirement.; XX/XX/XXXX - Qualifying DSCR of X.XX meets guideline requirement. XXXX page XXX $XXX/month projected rents.; XX/XX/XXXX - Change severity of 'DSCR is less than guideline minimum' from Material to Non-Material.; XX/XX/XXXX - Qualifying DSCR of X.XX is less than guideline minimum requirement of X.XX.;			XX/XX/XXXX - Qualifying DSCR of X.XX meets guideline requirement.; XX/XX/XXXX - Qualifying DSCR of X.XX is less than guideline minimum requirement of X.XX.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434569296	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		1462	Credit		Cleared	1	Liquid Reserves are less than Guidelines Required		XX/XX/XXXX - Missing two (X) months asset statements to verify X months PITIA (PITI $XXX);			XX/XX/XXXX - The liquid reserves of XX.XX months or $XXX, is greater than or equal to the Guidelines minimum required of X.XX or $XXX.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434569296	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		2075	Property		Cleared	1	Title Issues Present		XX/XX/XXXX - The following issues were noted: title prelim page XXX, item #X Solar agreement with SunRun Inc; lender to provide proof of subordination or final title with item removed in order to ensure lender has first lien position.;			XX/XX/XXXX - Lender provided short form final title with all exceptions excluded.; XX/XX/XXXX - Title commitment at time of review	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434569296	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection; FEMA fire disaster #XXXX declared XX/XX/XXXX in XXX County. Appraisal dated XX/XX/XXXX with no comments of damages; for informational purposes only;			XX/XX/XXXX - Post disaster inspection confirms no property damage	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434569296	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		2578	Credit		Cleared	1	Housing history does not meet guidelines		XX/XX/XXXX - Housing history does not meet guidelines. Current mortgage on subject property with XXX Lender is not reported on credit bureau; lender to provide a XX month recent history with a VOM. ;			XX/XX/XXXX - Lender provided VOM. Exception resolved.; XX/XX/XXXX - Housing delinquency meets guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434569296	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		651	Credit		Cleared	1	Borrower Liabilities Verification Indicator is Partial		XX/XX/XXXX - Borrower liabilities verified indicator is Partial- X tradlines reporting; per GL either X reporting with XX months w/ activity in last XX months or X reporting XX months with recent activity. Two tradelines reporting (XX months) (GS Loan);( Service Finance) reporting (XX months); the third tradeline (Best Buy- no recent activity since XX/XX/XXXX. Therefore, lender needs an exception as outside GL.;			XX/XX/XXXX - Borrower liabilities verified indicator is Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434569302	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		455	Credit		Cleared	1	Initial Loan Application is Missing		XX/XX/XXXX - Missing Copy of Initial Loan Application;			XX/XX/XXXX - Received copy of initial loan application	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434569302	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		1462	Credit		Cleared	1	Liquid Reserves are less than Guidelines Required		XX/XX/XXXX - .; XX/XX/XXXX - The liquid reserves of X.XX months or $XXX, are less than the Guidelines minimum required of X.XX or $XXX.;			XX/XX/XXXX - The liquid reserves of $XXX months or $XXX, is greater than or equal to the Guidelines minimum required of X.XX or $XXX.; XX/XX/XXXX - The liquid reserves of X.XX months or $XXX, are less than the Guidelines minimum required of X.XX or $XXX.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434569303	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		1434	Credit		Cleared	1	Hazard Insurance Effective Date is after the Note Date		XX/XX/XXXX - Hazard insurance in file shows invoice was paid in the amount of $XXX on XX/XX/XXXX, however the coverage does not begin until XX/XX/XXXX.; XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX. Hazard insurance effective date is after the loan closed.;		XXX/XX/XXXX - Change status of 'Hazard Insurance Effective Date is after the Note Date' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided HOI policy for XXXX/XXXX.;	XX/XX/XXXX - Exception Resolved; XX/XX/XXXX - Lender provided HOI policy for XX/XXXX.; XX/XX/XXXX - Change status of 'Hazard Insurance Effective Date is after the Note Date' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434569303	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		1160	Property		Cleared	1	Hazard Insurance Effective Date is after the Review Date		XX/XX/XXXX - Hazard insurance in file shows invoice was paid in the amount of $XXX on XX/XX/XXXX, however the coverage does not begin until XX/XX/XXXX.; XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the review date;		XXX/XX/XXXX - Change status of 'Hazard Insurance Effective Date is after the Review Date' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided HOI policy for XXXX/XXXX.;	XX/XX/XXXX - Exception Resolved; XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the review date; XX/XX/XXXX - Lender provided HOI policy for XX/XXXX.; XX/XX/XXXX - Change status of 'Hazard Insurance Effective Date is after the Review Date' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434569305	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Investment Property	ATR/QM: Exempt		455	Credit		Cleared	1	Initial Loan Application is Missing		XX/XX/XXXX - The initial XXXX was provided on the X doc packages sent. ; XX/XX/XXXX - Missing Copy of Initial Loan Application;			XX/XX/XXXX - Received copy of initial loan application	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434569314	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		2075	Property		Cleared	1	Title Issues Present		XX/XX/XXXX - Prelim title present, all exceptions to be satisfied at the closing table. No final Title in file at time of review.; XX/XX/XXXX - The following issues were noted: lender to provide final title for verification the following items (exceptions have been removed: !) substitution of trustee X) Notice of defualt X) Notice of Trustee Sale X) HUD lien (item #XX for reverse mortgage) X) item #XX state tax lien removed for sellers. All seller issues.;			XX/XX/XXXX - Prelim title present, all exceptions to be satisfied at the closing table. No final Title in file at time of review.; XX/XX/XXXX - The following issues were noted: lender to provide final title for verification the following items (exceptions have been removed: !) substitution of trustee X) Notice of defualt X) Notice of Trustee Sale X) HUD lien (item #XX for reverse mortgage) X) item #XX state tax lien removed for sellers. All seller issues.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
XXXX	434569315	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		1261	Credit		Cleared	1	Borrower Income Verification does not match Approval		XX/XX/XXXX - The borrower income verification does not match approval- bank statemnts and lender bank statement calucaltion sheet do not mtach; bank statements for XXX reflect several transfers and do not support income calculations with the bank statements in file; lender to provide missing bank statements for XXX with matching lender bank statement calculations for re-underwrite and review to verify XX month bank Statment income $XXX.;		XXX/XX/XXXX - Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided XX months BS from the correct business account with income worksheet. ;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - The borrower income verification does match approval; XX/XX/XXXX - Lender provided XX months BS from the correct business account with income worksheet. ; XX/XX/XXXX - Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; XX/XX/XXXX - Missing all bank stmnts from lenders calculation pg XXX for X-XXXX, X-XXXX, X-XXXX, X-XXXX, X-XXXX, X-XXXX, X-XXXX, X-XXXX, XX-XXXX, XX-XXXX, XX-XXXX, X-XXXX; XX has X BK Stmtns in file acct #XXXX. Per the lender bank statement income worksheet the business account# used for income calculations ends in XXXX. Lender to provide either all bank stmtns that match the XX dates, account # and deposit amounts on the calculation sheet in file- or an updated Bk stmnt lender calculation work sheet that match the X bk stmnts (X/XXXX through X/XXXX) in file and provide the addtional X missing bk stmtns. Additional conditions may apply.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434569315	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		1262	Credit		Cleared	1	CoBorrower Income Verification does not match Approval		XX/XX/XXXX - The coborrower income verification does not match approval - see notes for BX;			XX/XX/XXXX - The coborrower income verification does match approval	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434569316	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		455	Credit		Cleared	1	Initial Loan Application is Missing		XX/XX/XXXX - Missing Copy of Initial Loan Application;			XX/XX/XXXX - Received copy of initial loan application	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434569318	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		1434	Credit		Cleared	1	Hazard Insurance Effective Date is after the Note Date		XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX;			XX/XX/XXXX - Loan disbursed XX/XX/XXXX per the final settlement statement in file	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434569319	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		932	Property		Cleared	1	Origination Appraisal is Partial		XX/XX/XXXX - Lender to provide a corrected appraisal with correct county -XXX; copy in file incorrect county- XXX.;		XXX/XX/XXXX - Change status of 'Origination Appraisal is Partial' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of appraisal with corrected county.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Origination appraisal is Present.; XX/XX/XXXX - Lender provided copy of appraisal with corrected county.; XX/XX/XXXX - Change status of 'Origination Appraisal is Partial' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434569321	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Investment Property	ATR/QM: Exempt		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection FEMA fires in XXX County #XXXX, XXXX, XXXX, not closed out; however appraisal dated after XXXX-XXXX incidents and no damage showing.;			XX/XX/XXXX - Post disaster inspection confirms no property damage	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of X.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434569326	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		42	Credit		Cleared	1	Loan Purpose is indicated as Unavailable		XX/XX/XXXX - Change status of 'Loan Purpose is indicated as Unavailable' from Active to Open Rebuttal.; XX/XX/XXXX - Loan purpose is indicated as Rate Term Refinance Borrower initiated; XX/XX/XXXX - Lender provided copy of the final settlement statement verifying borrowers brought in $XXX of the $XXX. R/T Guidelines apply.; XX/XX/XXXX - Loan was incorrectly classified as a rate and term refinance. Per the XXX NQM lender guidelines, payoff of delinquent real estate taxes (XX days or more past due) is considered cash out. Please confirm and verify all C/O loan requirements and guidelines are met. Additional conditions may apply. ; XX/XX/XXXX - Loan purpose is indiciated as Unavailable;		XXX/XX/XXXX - Change status of 'Loan Purpose is indicated as Unavailable' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of the final settlement statement verifying borrowers brought in $X,XXX of the XXXX.XX. R/T Guidelines apply.;	XX/XX/XXXX - Loan purpose is indicated as Rate Term Refinance Borrower initiated; XX/XX/XXXX - Lender provided copy of the final settlement statement verifying borrowers brought in $XXX of the $XXX. R/T Guidelines apply.; XX/XX/XXXX - Change status of 'Loan Purpose is indicated as Unavailable' from Active to Open Rebuttal.; XX/XX/XXXX - Loan was incorrectly classified as a rate and term refinance. Per the XXX NQM lender guidelines, payoff of delinquent real estate taxes (XX days or more past due) is considered cash out. Please confirm and verify all C/O loan requirements and guidelines are met. Additional conditions may apply. ; XX/XX/XXXX - Loan purpose is indiciated as Unavailable	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434569326	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2957	Property		Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection		XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;		XXX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided aa PDI by a Xrd party verifying no damage to the subject.;	XX/XX/XXXX - Exception resolved.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Lender provided aa PDI by a Xrd party verifying no damage to the subject.; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - EXCEPTION REMAINS: XX/XX/XXXX. Lender to provide evidence of no damage to the subject property. The Post Disaster Inspection does not have to conform to the appraisal independence standard. Recent photos of the exterior of the subject and certification of no damage will suffice.; XX/XX/XXXX - EXCEPTION REMAINS: Per the XXX NQM Guidelines X.X.X.X Appraisals completed prior to disaster: X. The appraiser should provide a statement indicating if the subject property is free from any damage, is in the ssame condition from the previous inspection, and the marketability and value remain the same. X. An inspection must include new photographs of the subject property and street view. X. Any damage must be repaired and re-inspected prior to purchase.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434569326	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2075	Property		Cleared	1	Title Issues Present		XX/XX/XXXX - The following issues were noted: - Subject property tax defaulted- need proof tax redemption and no prior lien on title. Paying off on CS however that does not release the tax lien;		XXX/XX/XXXX - Change status of 'Title Issues Present' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided short form final title with all exceptions cleared.;	XX/XX/XXXX - Exception resolved.; XX/XX/XXXX - Lender provided short form final title with all exceptions cleared.; XX/XX/XXXX - Change status of 'Title Issues Present' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434569326	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection; FEMA #XXXX XXX Fire declared in XXX county where subject property sits; appraisal dated XX/XX/XXXX and XXXl Fire declared XX/XX/XXXX-XX/XX/XXXX. ;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided aa PDI by a Xrd party verifying no damage to the subject.; XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided aa PDI by a Xrd party verifying no damage to the subject.;	XX/XX/XXXX - Exception resolved.; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.; XX/XX/XXXX - Lender provided aa PDI by a Xrd party verifying no damage to the subject.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XX/XX/XXXX - EXCEPTION REMAINS: XXX/XX/XXXX. Lender to provide evidence of no damage to the subject property. The Post Disaster Inspection does not have to conform to the appraisal independence standard. Recent photos of the exterior of the subject and certification of no damage will suffice.; XX/XX/XXXX - EXCEPTION REMAINS: Per the XXX NQM Guidelines X.X.X.X Appraisals completed prior to disaster: X. The appraiser should provide a statement indicating if the subject property is free from any damage, is in the same condition from the previous inspection, and the marketability and value remain the same. X. An inspection must include new photographs of the subject property and street view. X. Any damage must be repaired and re-inspected prior to purchase.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434569337	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		1257	Credit		Cleared	1	Borrower Employment Verification does not meet guidelines		XX/XX/XXXX - Lender missing CPA letter to verify and confirm expense ratio.;		XXX/XX/XXXX - Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided LOE for GL's using XX% expense ratio and no CPA letter needed.;	XX/XX/XXXX - Exception Resolved; XX/XX/XXXX - Lender provided LOE for GL's using XXX% expense ratio and no CPA letter needed.; XX/XX/XXXX - Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
XXXX	434569337	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		1258	Credit		Cleared	1	CoBorrower Employment Verification does not meet guidelines		XX/XX/XXXX - VVOE pg XXX dated XX/XX/XXXX after consummation date XX/XX/XXXX; per GL VVOE must be performed no more than XX calendar days prior to closing date.;		XXX/XX/XXXX - Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided LOE for GL's using XX% expense ratio and no CPA letter needed.;	XX/XX/XXXX - Exception Resolved; XX/XX/XXXX - Lender provided LOE for GL's using XXX% expense ratio and no CPA letter needed.; XX/XX/XXXX - Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; XX/XX/XXXX - Lender missing CPA letter to verify and confirm expense ratio.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
XXXX	434569338	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		2578	Credit		Cleared	1	Housing history does not meet guidelines		XX/XX/XXXX - Housing history does not meet guidelines. Per GL- housing history for DSCR requires both the borrower's primary residence and the subject property if a refinance transaction. Subject property mortgage not rated on credit bureau; lender to provide XX month VOM with acceptable rating.;			XX/XX/XXXX - Housing delinquency meets guidelines. VOM in file	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434011934	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		942	Credit		Cleared	1	Flood Certificate is Missing		XX/XX/XXXX - The flood certification is Missing;		XXX/XX/XXXX - Change status of 'Flood Certificate is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided Flood Certificate.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - The flood certification is Present; XX/XX/XXXX - Lender provided Flood Certificate.; XX/XX/XXXX - Change status of 'Flood Certificate is Missing' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434011934	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96366	Compliance		Cleared	1	Charges That Cannot Increase Test	XX/XX/XXXX - This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434011937	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1245	Credit		Cleared	1	Transmittal Summary is Missing		XX/XX/XXXX - The transmittal summary is Missing;		XXX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided Transmittal Summary.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - The transmittal summary is Present; XX/XX/XXXX - Lender provided Transmittal Summary.; XX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434011939	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		1245	Credit		Cleared	1	Transmittal Summary is Missing		XX/XX/XXXX - The transmittal summary is Missing;		XXX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided Transmittal Summary.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - The transmittal summary is Present; XX/XX/XXXX - Lender provided Transmittal Summary.; XX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434011939	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		3605	Credit		Cleared	1	Asset Documents are Incomplete		XX/XX/XXXX - Asset Documents are Incomplete - Need authorization letter from asset account holder XXX - ok for borrowers to have full access to joint funds in XXX accts #XXXX and #XXX.; XX/XX/XXXX - Need access to funds letter for borrowers from joint account holder XXX accts # XXXX and #XXXX.;		XXX/XX/XXXX - Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided XXX% access letter.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Lender provided XXX% access letter.; XX/XX/XXXX - Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434011940	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		1245	Credit		Cleared	1	Transmittal Summary is Missing		XX/XX/XXXX - The transmittal summary is Missing;		XXX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided Transmittal Summary.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - The transmittal summary is Present; XX/XX/XXXX - Lender provided Transmittal Summary.; XX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434011945	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		1245	Credit		Cleared	1	Transmittal Summary is Missing		XX/XX/XXXX - The transmittal summary is Missing;		XXX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided Transmittal Summary.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - The transmittal summary is Present; XX/XX/XXXX - Lender provided Transmittal Summary.; XX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434011946	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		1245	Credit		Cleared	1	Transmittal Summary is Missing		XX/XX/XXXX - The transmittal summary is Missing;		XXX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided Transmittal Summary.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - The transmittal summary is Present; XX/XX/XXXX - Lender provided Transmittal Summary.; XX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434011950	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2110	Credit		Cleared	1	Qualifying DTI exceeds Guideline Maximum Allowable		XX/XX/XXXX - Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.; XX/XX/XXXX - Documentation provided to support Qualifying DTI below XX.XX.;			XX/XX/XXXX - Start rate payment used in qualifying per lender GL's. Exception resolved; XX/XX/XXXX - Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.; XX/XX/XXXX - Documentation provided to support Qualifying DTI below XX.XX.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270577	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. § For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.
; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided photos of the exterior of the subject to verify no damage from the storms.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection; XX/XX/XXXX - Remnants of Hurricane XXX. Disaster declared XX/XX/XXXX, loan closed XX/XX/XXXX.;	XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided photos of the exterior of the subject to verify no damage from the storms.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. § For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
- Marketability and value remain the same.&#xXD;
																							; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided photos of the exterior of the subject to verify no damage from the storms.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XX/XX/XXXX - Remnants of Hurricane XXX. Disaster declared XX/XX/XXXX, loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434270577	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - Lender provided photos of the exterior of the subject to verify no damage from the storms.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. § For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Remnants of Hurricane XXX. Disaster declared XX/XX/XXXX, loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;	XXX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided photos of the exterior of the subject to verify no damage from the storms.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. § For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Lender provided photos of the exterior of the subject to verify no damage from the storms.; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Remnants of Hurricane XXX. Disaster declared XX/XX/XXXX, loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434270578	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. § For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI and photos.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XXX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI and photos.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. § For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Lender provided PDI and photos.; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270578	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided PDI and photos.; XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. § For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.
; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection;	XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI and photos.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. § For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
- Marketability and value remain the same.&#xXD;
																							; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided PDI and photos.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270579	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. § For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Remanats of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. § For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remanats of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270579	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. § For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Remanats of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. § For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remanats of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270580	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. § For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.
; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. § For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
- Marketability and value remain the same.&#xXD;
																							; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270580	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. § For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. § For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270581	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMMAINS: XXX GL's require:
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.
; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection; XX/XX/XXXX - Remanats of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMMAINS: XXX GL's require:&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
- Marketability and value remain the same.&#xXD;
																							; XX/XX/XXXX - Remanats of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270581	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMMAINS: XXX GL's require:
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remanats of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMMAINS: XXX GL's require:&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remanats of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270583	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270583	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270584	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of Hurricane XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434270584	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of Hurricane XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434270585	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Remnants of Hurricane XXX. Disaster declared XX/XX/XXXX, loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of Hurricane XXX. Disaster declared XX/XX/XXXX, loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434270585	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection; XX/XX/XXXX - Remnants of Hurricane XXX. Disaster declared XX/XX/XXXX, loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of Hurricane XXX. Disaster declared XX/XX/XXXX, loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434270586	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection. XXX County, XXX listed as impacted by Hurricane XXX which occurred from XX/XX/XX to XX/XX/XX and Hurricane XXX from XX/XX/XX to XX/XX/XX. Appraisal dated XX/XX/XX. Note dated XX/XX/XX.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270586	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. XXX County, XX listed as impacted by Hurricane XXX which occurred from XX/XX/XX to XX/XX/XX and Hurricane XX from XX/XX/XX to XX/XX/XX. Appraisal dated XX/XX/XX. Note dated XX/XX/XX.;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270588	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Investment Property	ATR/QM: Exempt		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection; XX/XX/XXXX - Remnants of hurricanes XXX and XXX. Disasters declared XX/XX/XXXX and XX/XX/XXXX. Loan closed XX/XX/XXXX.;			XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Remnants of hurricanes XXX and XXX. Disasters declared XX/XX/XXXX and XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434270588	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Investment Property	ATR/QM: Exempt	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricanes XXX and XXX. Disasters declared XX/XX/XXXX and XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434270589	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96391	Compliance		Cleared	1	TRID Consummation Date and Closing / Settlement Date Validation Test	XX/XX/XXXX - This loan failed the TRID consummation date and closing / settlement date validation test. This loan did not provide the consummation date or the closing / settlement date, which is required for the auditing the following timing tests:Initial Loan Estimate Delivery Date Test (prior to consummation);Revised Loan Estimate Delivery Date Test (prior to consummation);Initial Closing Disclosure Date Test;Revised Closing Disclosure Date Test (No Waiting Period Required);Revised Closing Disclosure Date Test (Waiting Period Required);Reimbursement Date Test;Post-Consummation Event and Revised Closing Disclosure Delivery Date Test;Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test; andPost-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test.					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270589	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96362	Compliance		Cleared	1	Reimbursement Amount Test	XX/XX/XXXX - This loan failed the reimbursement amount test. (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270589	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		395	Credit		Cleared	1	Note Document Indicator is Missing		XX/XX/XXXX - Missing copy of fully executed copy of the Note. Additional conditions may apply.;		XXX/XX/XXXX - Change status of 'Note Document Indicator is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided a copy of the note;	XX/XX/XXXX - Note document indicator is Present; XX/XX/XXXX - Change status of 'Note Document Indicator is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided a copy of the note	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270589	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1240	Compliance		Cleared	1	Initial Escrow Account Disclosure is Missing		XX/XX/XXXX - The initial escrow account disclosure is Missing;		XXX/XX/XXXX - Change status of 'Initial Escrow Account Disclosure is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided IEADS;	XX/XX/XXXX - The initial escrow account disclosure is Present; XX/XX/XXXX - Change status of 'Initial Escrow Account Disclosure is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided IEADS	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270589	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1243	Compliance		Cleared	1	Right to Cancel is Missing		XX/XX/XXXX - The executed right to cancel is Missing for all borrowers. Additional conditions may apply.;		XXX/XX/XXXX - Change status of 'Right to Cancel is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided executed RTC;	XX/XX/XXXX - The right to cancel is Present; XX/XX/XXXX - Change status of 'Right to Cancel is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided executed RTC	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270589	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2570	Credit		Cleared	1	Final Loan Application is Missing		XX/XX/XXXX - Missing executed Final loan application from the loan file. Additional conditions may apply.;		XXX/XX/XXXX - Change status of 'Final Loan Application is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of the final XXXX;	XX/XX/XXXX - Final loan application is Present; XX/XX/XXXX - Lender provided copy of the final XXXX; XX/XX/XXXX - Change status of 'Final Loan Application is Missing' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270589	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96368	Compliance		Cleared	1	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270589	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1309	Compliance		Cleared	1	The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.		XX/XX/XXXX - Missing a copy of the executed final CD and or PCCD. Additional conditions may apply.; XX/XX/XXXX - The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.;		XXX/XX/XXXX - Change status of 'The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.' from Active to Open Rebuttal.; XXX/XX/XXXX - Final CD provided;	XX/XX/XXXX - The file contains at least one complete copy of the Closing Disclosure. The file contains at least one copy of a Closing Disclosure. ; XX/XX/XXXX - Final CD provided; XX/XX/XXXX - Change status of 'The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270589	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96366	Compliance		Cleared	1	Charges That Cannot Increase Test	XX/XX/XXXX - This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270589	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1245	Credit		Cleared	1	Transmittal Summary is Missing		XX/XX/XXXX - The transmittal summary XXXX is Missing for mthe loan file.;		XXX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of XXXX;	XX/XX/XXXX - Exception Resolved; XX/XX/XXXX - The transmittal summary is Present; XX/XX/XXXX - Lender provided copy of XXXX; XX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270589	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		927	Compliance		Cleared	1	Security Instrument Indicator is Missing		XX/XX/XXXX - Missing executed/notarized copy of the DOT with all riders. Additional conditions may apply.;		XXX/XX/XXXX - Change status of 'Security Instrument Indicator is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of the executed Mortgage;	XX/XX/XXXX - The security instrument indicator is Present; XX/XX/XXXX - Lender provided copy of the executed Mortgage; XX/XX/XXXX - Change status of 'Security Instrument Indicator is Missing' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270590	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270590	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270591	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricanes XXX and XXX. Disasters declared XX/XX/XXXX and XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
XXXX	434270591	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricanes XXX and XXX. Disasters declared XX/XX/XXXX and XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricanes XXX and XXX. Disasters declared XX/XX/XXXX and XX/XX/XXXX. Loan closed XXX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
XXXX	434270592	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		1245	Credit		Cleared	1	Transmittal Summary is Missing		XX/XX/XXXX - The transmittal summary is Missing;		XXX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of the XXXX;	XX/XX/XXXX - Exception Resolved; XX/XX/XXXX - The transmittal summary is Present; XX/XX/XXXX - Lender provided copy of the XXXX; XX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
XXXX	434270592	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
- Marketability and value remain the same.&#xXD;
																							; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XXX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
XXXX	434270592	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XXX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
XXXX	434270593	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Second Home	Non-QM: Lender documented all ATR UW factors	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270593	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Second Home	Non-QM: Lender documented all ATR UW factors	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270594	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
- Marketability and value remain the same.&#xXD;
																							; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XXX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270594	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XXX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270595	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2427	Credit		Cleared	1	Fraud Report Shows Uncleared Alerts		XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: X) SSN found to be on SSA's frozen high group list X) Possible match found on SAM.gov for Loan Processor X) Score incicates High Risk;			XX/XX/XXXX - SSN in file; XX/XX/XXXX - Alerts from Fraud Report have been cleared.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434270595	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCETION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
- Marketability and value remain the same.&#xXD;
																							; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XXX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434270595	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCETION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XXX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434270596	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
- Marketability and value remain the same.&#xXD;
																							; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Remnants of hurricanes XXX and XXX. Disasters declared XX/XX/XXXX and XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270596	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Remnants of hurricanes XXX and XXX. Disasters declared XX/XX/XXXX and XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270597	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.
; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection; XX/XX/XXXX - Remnants of Hurricane XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
- Marketability and value remain the same.&#xXD;
																							; XX/XX/XXXX - Remnants of Hurricane XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270597	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of Hurricane XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270598	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270598	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270601	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.
; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection; XX/XX/XXXX - Remnants of Hurricanes XXX and XXX. Disaster declared XX/XX/XXXX and XX/XX/XXXX, loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
- Marketability and value remain the same.&#xXD;
																							; XX/XX/XXXX - Remnants of Hurricanes XXX and XXX. Disaster declared XX/XX/XXXX and XX/XX/XXXX, loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434270601	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of Hurricanes XXX and XXX. Disaster declared XX/XX/XXXX and XX/XX/XXXX, loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of Hurricanes XXX and XXX. Disaster declared XX/XX/XXXX and XX/XX/XXXX, loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434270601	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		2075	Property		Cleared	1	Title Issues Present		XX/XX/XXXX - The following issues were noted: Title Commitment reflects lien payable to XXX Federal Savings Bank in the amount of $XXX which was not paid off at closing, and no other proof of release of lien in file. Please provide updated/Final Title Commitment showing all liens required to be paid/released prior to closing have been released and only new loan/lien is on Final Title.;		XXX/XX/XXXX - Change status of 'Title Issues Present' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided letter from title compaXX omitting the mortgage.;	XX/XX/XXXX - Exception Resolved; XX/XX/XXXX - Lender provided letter from title compaXX omitting the mortgage.; XX/XX/XXXX - Change status of 'Title Issues Present' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434270602	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		721	Credit		Cleared	1	Borrower Credit Report is Missing		XX/XX/XXXX - Missing Borrower credit report. Additional conditions may apply.;		XXX/XX/XXXX - Change status of 'Borrower Credit Report is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of CB;	XX/XX/XXXX - Borrower credit report received; XX/XX/XXXX - Lender provided copy of CB; XX/XX/XXXX - Change status of 'Borrower Credit Report is Missing' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270602	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection. XXX County, XX listed as impacted by Hurricane XXX which occurred from XX/XX/XX to XX/XX/XX and Hurricane XXX from XX/XX/XX to XX/XX/XX. Appraisal dated XX/XX/XX. Note dated XX/XX/XX.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270602	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. XXX County, XX listed as impacted by Hurricane XXX which occurred from XX/XX/XX to XX/XX/XX and Hurricane XXX from XX/XX/XX to XX/XX/XX. Appraisal dated XX/XX/XX. Note dated XX/XX/XX.;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270603	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270603	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434270604	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2957	Property	Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
																							- Marketability and value remain the same.; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434270604	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	2177	Credit	Cleared	1	Property is located in a FEMA disaster area	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
- Subject property is free from damage and is in the same condition as previously appraised;
- Marketability and value remain the same.
; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.&#xXD;
§ For loans secured by properties appraised prior to the Federal/State declaration, the following post-disaster guidelines apply for XXX days after the declaration date:&#xXD;
§ An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:&#xXD;
- Subject property is free from damage and is in the same condition as previously appraised;&#xXD;
- Marketability and value remain the same.&#xXD;
																							; XX/XX/XXXX - Remnants of hurricane XXX. Disaster declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434270605	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Investment Property	ATR/QM: Exempt		-98777	Compliance		Cleared	1	Prohibited Fees Test	XX/XX/XXXX - This loan failed the prohibited fees test. (XXX §XX:XXC-XX, XXX. §§X:X-XX.X)The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (X) application fee; and (X) a broker fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points	XX/XX/XXXX - EXCEPTION N/A. DSCR.; XX/XX/XXXX - Change status of 'Prohibited Fees Test' from Active to Acknowledged by Client.;			XX/XX/XXXX - This loan passed the prohibited fees test. (XXX. §XX:XXC-XX, XXX. §§X:X-XX.X)The loan does not charge a fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (X) application fee; and (X) a broker fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
XXXX	434270605	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Investment Property	ATR/QM: Exempt		2110	Credit		Cleared	1	Qualifying DTI exceeds Guideline Maximum Allowable		XX/XX/XXXX - Qualifying DTI of XXX.XX exceeds guideline maximum of XX.XX.; XX/XX/XXXX - Documentation provided to support Qualifying DTI below XX.XX.; XX/XX/XXXX - Qualifying DTI of XX.XX exceeds guideline maximum of X.XX.; XX/XX/XXXX - Documentation provided to support Qualifying DTI below X.XX.; XX/XX/XXXX - Documentation provided to support Qualifying DTI below XX.XX. ** LOAN IS DSCR ** DTI N/A. ; XX/XX/XXXX - Qualifying DTI of XX.XX exceeds guideline maximum of X.XX.;			XX/XX/XXXX - Documentation provided to support Qualifying DTI below XX.XX.; XX/XX/XXXX - Qualifying DTI of XXX.XX exceeds guideline maximum of XX.XX.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
XXXX	434473450	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection: Appraisal was completed prior to Hurricane XXX and the property was not re-inspected prior to closing. ;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of PDI photos of subject with no damage.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided copy of PDI photos of subject with no damage.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473450	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2957	Property		Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection		XX/XX/XXXX - FEMA disaster declarations: #XXXX XX/XX/XXXX and FEMA # XXXX, both XXX Hurricane, declared after appraisal completed XX/XX/XXXX with no post disaster inspection.;		XXX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of PDI photos of subject with no damage.;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Lender provided copy of PDI photos of subject with no damage.; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473450	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2543	Credit		Cleared	1	Appraisal date is greater than XXX days from Origination date.		XX/XX/XXXX - Appraisal dated XX/XX/XXXX is greater than XXX days from Note date of XX/XX/XXXX.;		XXX/XX/XXXX - Change status of 'Appraisal date is greater than XXX days from Origination date.' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of Appraisal update dated XX/X/XXXX.;	XX/XX/XXXX - Exception Resolved; XX/XX/XXXX - Appraisal date is within XXX days of Note date.; XX/XX/XXXX - Lender provided copy of Appraisal update dated XX/XX/XXXX.; XX/XX/XXXX - Change status of 'Appraisal date is greater than XXX days from Origination date.' from Active to Open Rebuttal.; XX/XX/XXXX - EXCEPTION REMAINS: Lender provided PDI for the disaster area but no appraisal update (appraisal form XXXXD) provided for appraisal reports dated more than XXX days from the note date per Summit guidelines. Additional conditions may apply.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473451	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1257	Credit		Cleared	1	Borrower Employment Verification does not meet guidelines		XX/XX/XXXX - Elite Products (P&L) guidelines require, "An internet search of the business is required with documentation to be included in the credit file to support existence of the business.";		XXX/XX/XXXX - Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of yellowpages ad with business.;	XX/XX/XXXX - Exception Resolved; XX/XX/XXXX - Lender provided copy of yellowpages ad with business.; XX/XX/XXXX - Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473451	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		3557	Credit		Cleared	1	Hazard Insurance Coverage is Not Sufficient.		XX/XX/XXXX - Hazard insurance coverage of $XXX is not sufficent. ;		XXX/XX/XXXX - Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided a copy of updated HOI with sufficient dwelling coverage.;	XX/XX/XXXX - Exception Resolved; XX/XX/XXXX - Hazard insurance coverage is sufficient.; XX/XX/XXXX - Lender provided a copy of updated HOI with sufficient dwelling coverage.; XX/XX/XXXX - Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473451	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection. XXX County, XX was impacted by Hurricane XXX from XX/XX/XXXX to XX/XX/XXXX. Appraisal inspection completed XX/XX/XXXX. ;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI report with evidence no damage to the subject property.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided PDI report with evidence no damage to the subject property.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473451	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2957	Property		Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection		XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. XXX County, XX was impacted by Hurricane XXX from XX/XX/XXXX to XX/XX/XXXX. Appraisal inspection completed XX/XX/XXXX. ;		XXX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI report with evidence no damage to the subject property.;	XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Lender provided PDI report with evidence no damage to the subject property.; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473452	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection. XXX County, XX was impacted by Hurricane XXX from XX/XX/XXXX to XX/XX/XXXX. Appraisal inspection completed XX/XX/XXXX. ;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI verifying no damage to the subject.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided PDI verifying no damage to the subject.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.	Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473452	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2427	Credit		Cleared	1	Fraud Report Shows Uncleared Alerts		XX/XX/XXXX - Fraud report shows the following alert that have not been cleared: Possible match found on SAM.gov for XXX XXX.;		XXX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided verification of alert cleared.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Alerts from Fraud Report have been cleared.; XX/XX/XXXX - Lender provided verification of alert cleared.; XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.	Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473452	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2957	Property		Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection		XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. XXX County, XX was impacted by Hurricane XXX from XX/XX/XXXX to XX/XX/XXXX. Appraisal inspection completed XX/XX/XXXX. ;		XXX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI verifying no damage to the subject.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Lender provided PDI verifying no damage to the subject.; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.	Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473453	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96362	Compliance		Cleared	1	Reimbursement Amount Test	XX/XX/XXXX - This loan failed the reimbursement amount test. (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473453	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96366	Compliance		Cleared	1	Charges That Cannot Increase Test	XX/XX/XXXX - This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	XX/XX/XXXX - no COC section B courier and title search fees increased without a COC or rate lock within three days of the LE/ CD. No section J lender credits.;			XX/XX/XXXX - This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473453	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection- FEMA disasters XXX # XXXX (XX/XX/XXXX) and XXX #XXXX (XX/XX/XXXX) and XXX # XXXX (XX/XX/XXXX) all after appraisal date XX/XX/XXXX and no post inspection report.;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with verification no damage to the subject.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided PDI with verification no damage to the subject.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473453	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96368	Compliance		Cleared	1	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473454	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - FEMA disasters XXX and XXX # XXXX, XXXX and # XXXXf all affected XXX County; XX/XX/XXXX (Ids) XX (XXX) XXX (XXX) appraisal completed XX/XX/XXXX and no post disaster inspection in file.;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided PDI with no damage to the subject; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473454	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		3501	Credit		Cleared	1	Co-Borrower residency documentation not provided or issue with documentation		XX/XX/XXXX - Co-Borrower residency documentation not provided or issue with documentation.: Thefile does not contain a copy of the Co-borrowers permanent residency card. ;		XXX/XX/XXXX - Change status of 'Co-Borrower residency documentation not provided or issue with documentation' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of the perm res card for the co borrower;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Co-Borrower residency documentation has been provided and there are no issues with documentation.; XX/XX/XXXX - Lender provided copy of the perm res card for the co borrower; XX/XX/XXXX - Change status of 'Co-Borrower residency documentation not provided or issue with documentation' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473455	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96348	Compliance		Cleared	1	Lender Credits That Cannot Decrease Test	XX/XX/XXXX - This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473455	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2137	Compliance		Cleared	1	Lender did not provide ATR/QM Status Determination		XX/XX/XXXX - Lender ATR/QM status determination provided.; XX/XX/XXXX - Lender did not provide ATR/QM Status Determination;			XX/XX/XXXX - Lender did not provide ATR/QM Status Determination; XX/XX/XXXX - Lender ATR/QM status determination provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473455	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Change severity of 'Property is located in a FEMA disaster area' from Non-Material to Material.;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473455	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96362	Compliance		Cleared	1	Reimbursement Amount Test	XX/XX/XXXX - This loan passed the reimbursement amount test. (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473456	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared disaster area related to Hurricane XXX after appraisal report date of XX/XX/XXXX. ;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473456	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2957	Property		Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection		XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. FEMA declared disaster area related to Hurricane XXX after appraisal report date of XX/XX/XXXX. ;		XXX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473457	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96362	Compliance		Cleared	1	Reimbursement Amount Test	XX/XX/XXXX - This loan failed the reimbursement amount test. (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473457	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96366	Compliance		Cleared	1	Charges That Cannot Increase Test	XX/XX/XXXX - This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473457	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection. XXX County, XX was impacted by Hurricane XXX from XX/XX/XXXX to XX/XX/XXXX. Appraisal inspection completed XX/XX/XXXX. ;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception Resolved; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473457	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96368	Compliance		Cleared	1	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473457	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96374	Compliance		Cleared	1	TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" Validation Test	XX/XX/XXXX - This loan failed the TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section C. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount and a subtotal of all such amounts the consumer will pay for settlement services for which the consumer can shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker.					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473457	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2957	Property		Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection		XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. XXX County, XX was impacted by Hurricane XXX from XX/XX/XXXX to XX/XX/XXXX. Appraisal inspection completed XX/XX/XXXX. ;		XXX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception Resolved; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473458	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2957	Property		Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection		XX/XX/XXXX - Hurricane XXX FEMA # XXXX declared XX/XX/XXXXf and XXX FEMA # XXXX declared XX/XX/XXXX- appraisal report completed prior to these dates- no post disaster report in file.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection:;		XXX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473458	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection: The appraisal was completed before Hurricane XXX and the property was not re-inspected prior to closing. ;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473459	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96455	Compliance		Cleared	1	Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test	XX/XX/XXXX - This loan failed the revised closing disclosure delivery date and changed circumstances date test. ( XX CFR §XXXX.XX(e)(X)(iv)(A) - (C), (E), (F) , and (D) as amended in XXXX , XX CFR §XXXX.XX(e)(X)(i) )The revised closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(i) (revised loan estimate disclosure) and §XXXX.XX(e)(X)(ii) (relationship to closing disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and XXX% tolerance categories under §XXXX.XX(e)(X)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §XXXX.XX(e)(X)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §XXXX.XX(e)(X)(iv)(D). The revised version of the disclosures required under §XXXX.XX(e)(X)(i) shall contain the revised interest rate, the points disclosed pursuant to §XXXX.XX(f)(X), lender credits, and aXX other interest rate dependent charges and terms.Official InterpretationsXX C.F.R. §XXXX.XX(e)(X)(ii)Relationship to disclosures required under §XXXX.XX(f)(X)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §XXXX.XX(e)(X)(ii) prohibits a creditor from providing a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i)...However, if a creditor uses a revised estimate pursuant to § XXXX.XX(e)(X)(iv) for the purpose of determining good faith under § XXXX.XX(e)(X)(i) and (ii), § XXXX.XX(e)(X)(i) permits the creditor to provide the revised estimate in the disclosures required under § XXXX.XX(f)(X)(i) (including aXX corrected disclosures provided under § XXXX.XX(f)(X)(i) or (ii)).					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
XXXX	434473459	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96368	Compliance		Cleared	1	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
XXXX	434473459	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96362	Compliance		Cleared	1	Reimbursement Amount Test	XX/XX/XXXX - This loan failed the reimbursement amount test. (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
XXXX	434473459	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96366	Compliance		Cleared	1	Charges That Cannot Increase Test	XX/XX/XXXX - This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
XXXX	434473459	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96464	Compliance		Cleared	1	Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test	XX/XX/XXXX - This loan failed the initial closing disclosure delivery date and changed circumstances date test. ( XX CFR §XXXX.XX(e)(X)(iv)(A) - (C), (E), (F) , and (D) as amended in XXXX , and XX CFR §XXXX.XX(e)(X)(i) )The initial closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(i) (revised loan estimate disclosure) and §XXXX.XX(e)(X)(ii) (relationship to closing disclosure).This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and XXX% tolerance categories under §XXXX.XX(e)(X)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §XXXX.XX(e)(X)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §XXXX.XX(e)(X)(iv)(D). The revised version of the disclosures required under §XXXX.XX(e)(X)(i) shall contain the revised interest rate, the points disclosed pursuant to §XXXX.XX(f)(X), lender credits, and aXX other interest rate dependent charges and terms.Official InterpretationsXX C.F.R. §XXXX.XX(e)(X)(ii)Relationship to disclosures required under §XXXX.XX(f)(X)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §XXXX.XX(e)(X)(ii) prohibits a creditor from providing a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i)...However, if a creditor uses a revised estimate pursuant to § XXXX.XX(e)(X)(iv) for the purpose of determining good faith under § XXXX.XX(e)(X)(i) and (ii), § XXXX.XX(e)(X)(i) permits the creditor to provide the revised estimate in the disclosures required under § XXXX.XX(f)(X)(i) (including aXX corrected disclosures provided under § XXXX.XX(f)(X)(i) or (ii)).					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
XXXX	434473459	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.; XX/XX/XXXX - Property is located in a FEMA disaster area; appraisal completed after disaster.;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XX/XX/XXXX - Change severity of 'Property is located in a FEMA disaster area' from Non-Material to Material.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
XXXX	434473459	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2957	Property		Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection		XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;		XXX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
XXXX	434473461	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2957	Property		Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection		XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;		XXX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473461	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		-99349	Compliance		Cleared	1	TILA Finance Charge Test	XX/XX/XXXX - This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from XX CFR §XXX.XX(d)(X) )The finance charge is $XXX. The disclosed finance charge of $XXX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.					Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473461	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection- FEMA XXX # XXXX XX/XX/XXXX; FEMA XXX #XXXX XX/XX/XXXXX and FEMA XXX # XXXX XX/XX/XXXX- appraisal dated XX-XX-XXXX and no post inspection report in file.;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473464	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		2957	Property		Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection		XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;		XXX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided a PDI with no damage to the subject.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Lender provided a PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473464	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection- FEMA declared disasters: XXX # XXXX & #XXXX, XX/XX/XXXX and XX/XX/XXXX; XXX # XXXX XX/XX/XXXX; all disasters after appraisal date XX/XX/XXXX and no post disaster inspection.;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided a PDI with no damage to the subject.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided a PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473465	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		2957	Property		Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection		XX/XX/XXXX - No evidence of Post disaster property inspection in the file.; XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. The Appraisal in file was completed before the natural disaster in September. There is no Post Disaster Inspection Report Present in the file.;		XXX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473465	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - The appraisal was completed before the Natual disaster XXX was in the area in September XXXX; XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection. The Appraisal was effective XX/XX/XXXX. Hurricane XXX was in the area from XX/XX/XXXX-XX/XX/XXXX.;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473466	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2957	Property		Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection		XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection- FEMA disasters XXX #XXXX and XXX #XXXX XX/XX/XXXX and XX/XX/XXXX; FEMA XXX XX/XX/XXXX disaster - all after appraisal date XX/XX/XXXX and no post disaster inspection in file.;		XXX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473466	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473467	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection: The file contains pictures of the property Post Hurricane XXX, but is missing an inspection report. ;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception resolved.; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434473468	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection; XXX FEMA # XXXX affected XXX XX/XX/XXXX and XXX # XXXX & #XXXX affected XXX XX/XX/XXXX and XX/XX/XXXX after appraisal date XX/XX/XXXX; no post disaster inspection report in file;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception resolved.; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434473471	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		2957	Property		Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection		XX/XX/XXXX - FEMA disasters XXX #XXXX XX/XX/XXXX; XXX #XXXX XX/XX/XXXX and XXX # XXXX XX/XX/XXXX all after appraisal date XX/XX/XXXX and no post disaster inspection report.;		XXX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception Resolved; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434473471	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection: The property was not re-inspected when the appraisal was completed prior to Hurricane XXX disaster declaration. ;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided PDI with no damage to the subject.;	XX/XX/XXXX - Exception Resolved; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434809288	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		1904	Credit		Cleared	1	Hazard Insurance Coverage is Not Sufficient		XX/XX/XXXX - Hazard insurance coverage is $XXX, the subject loan amount is $XXX with the hazard insurance replacement coverage of Yes and estimated replacement value of $XXX.; XX/XX/XXXX - Hazard insurance coverage of $XXX is not sufficient. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value of $XXX.;			XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Hazard insurance coverage is $XXX, the subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value of $XXX.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434809288	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		2077	Credit		Cleared	1	Fraud Report Missing		XX/XX/XXXX - Fraud report Missing.;		XXX/XX/XXXX - Change status of 'Fraud Report Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of fraud report.;	XX/XX/XXXX - Exception resolved.; XX/XX/XXXX - Fraud report Present.; XX/XX/XXXX - Lender provided copy of fraud report.; XX/XX/XXXX - Change status of 'Fraud Report Missing' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434809292	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors	2110	Credit	Cleared	1	Qualifying DTI exceeds Guideline Maximum Allowable	XX/XX/XXXX - Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.
* Lender DTI XXX% (XXXX pg X), supported by data tape - delivered over max.  My DTI XXX% due to use of XXX% monthly payment amount for student loan with no pmt listed (per guide, pg XX). CB pg XX.  Lender used .XXX % of outstanding student loan balance.
																				Max XX% DTI (guide pg XX) -- no UW exception in file.;			XX/XX/XXXX - Documentation provided to support Qualifying DTI below XX.XX.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434809292	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1324	Property		Cleared	1	Second Appraisal is Missing		XX/XX/XXXX - The second appraisal is Not Applicable; XX/XX/XXXX - The second appraisal is Missing; XX/XX/XXXX - Guidelines require a field review or Xnd full appraisal for LTV over XXX% OR loan amount over $XXXM. ;			XX/XX/XXXX - The second appraisal is Not Applicable	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434809292	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors	3551	Compliance	Cleared	1	ATR/QM Status is Pending	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.
*  X)  Lender DTI XXX% (XXXX pg X), supported by data tape - delivered over max.  My DTI XXX% due to use of XXX% monthly payment amount for student loan with no pmt listed (per guide, pg XX). CB pg XX.  Lender used .XXX % of outstanding student loan balance.
Max XXX% DTI (guide pg XX) -- no UW exception in file.
																				X) HOI Insufficient. HOI pg XXX, Note pg X of Closing Package file. Dwelling coverage $XXX, LA $XXX.;			XX/XX/XXXX - ATR guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434809299	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		2075	Property		Cleared	1	Title Issues Present		XX/XX/XXXX - The following issues were noted: title prelim page XXX item # X- either need to provide final title policy showing this does not impace frist lien position for the lender; or final title with this removed; provide copy of agreement- for review to determine specifics. Need to determine if a subordination is required due to "fees" in title of this item. Potentially could be a superior lien.;		XXX/XX/XXXX - Change status of 'Title Issues Present' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided final title policy with subject loan is Xst lien position.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Lender provided final title policy with subject loan is Xst lien position.; XX/XX/XXXX - Change status of 'Title Issues Present' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
XXXX	434809299	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		3605	Credit		Cleared	1	Asset Documents are Incomplete		XX/XX/XXXX - Asset Documents are Incomplete: XXX account page XX #XXXX not in borrowers name-need proof borrower is on account and full access to funds letter from owner-co-owner.;		XXX/XX/XXXX - Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided rebuttal.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Non-Agency loan, borrower is primary account holder.; XX/XX/XXXX - Lender provided rebuttal.; XX/XX/XXXX - Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
XXXX	434809299	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		932	Property		Cleared	1	Origination Appraisal is Partial		XX/XX/XXXX - Need XXX completion and CO as new construction.;			XX/XX/XXXX - Exception resolved.; XX/XX/XXXX - Origination appraisal is Present.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
XXXX	434809299	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		397	Credit		Cleared	1	Note Document Indicator is Partial		XX/XX/XXXX - Note document indicator is Partial- Missing Prepayment addendum;			XX/XX/XXXX - Note document indicator is Present; XX/XX/XXXX - Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
XXXX	434809299	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		1276	Property		Cleared	1	Is Completion Certificate in file is No		XX/XX/XXXX - The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.;			XX/XX/XXXX - Exception resolved.; XX/XX/XXXX - The Completion Certificate is Yes	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
XXXX	434809303	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		2515	Credit		Cleared	1	Note is not executed by all borrowers		XX/XX/XXXX - Note is not executed by all borrowers- Note missing;			XX/XX/XXXX - Note is executed by all borrowers; XX/XX/XXXX - Exception resolved.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
XXXX	434809303	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		395	Credit		Cleared	1	Note Document Indicator is Missing		XX/XX/XXXX - Executeds Note missing with prepay addendum; lender to provide fully executed copy.;			XX/XX/XXXX - Note document indicator is Present; XX/XX/XXXX - Exception resolved.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
XXXX	434809304	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		2075	Property		Cleared	1	Title Issues Present		XX/XX/XXXX - The following issues were noted: title prelim og XXX shows a leasehold interest item #X, oil & gas lease; item #X a subsurface community oil & gas lease, assigned to XXX of XXX; lender should review both lease and subsurface lease with legal to determine there are no issues with their first lien position. Does title endorsement cover these leases and mineral rights?;		XXX/XX/XXXX - Change status of 'Title Issues Present' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided Final Title Policy.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Final Title Policy received.; XX/XX/XXXX - Lender provided Final Title Policy.; XX/XX/XXXX - Change status of 'Title Issues Present' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434809304	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		3605	Credit		Cleared	1	Asset Documents are Incomplete		XX/XX/XXXX - Asset Documents are Incomplete: Need final ATLA for funds required to close; no final CD or ALTA in file; estimated fees per page XX = $XXX; per loan detail also need cash for closing no greater than $XXX; reserves (XX months due to DSCR ratio CA &lt;.XX) XXX account sufficient for reserves; need proof of gift funds from spouse with XXX statement(s), account XXXX IAOs $XXX and $XXX; must provide proof of total funds to close once final funds to close is determined with final ATLA. Lender to provide for review.;		XXX/XX/XXXX - Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided rebuttal and gift funds verified.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Gift verified pg XXX direct to title compaXX.; XX/XX/XXXX - Lender provided rebuttal and gift funds verified.; XX/XX/XXXX - Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434779733	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		2427	Credit		Cleared	1	Fraud Report Shows Uncleared Alerts		XX/XX/XXXX - Fraud report page XXX has uncleared high alerts. these need to be cleared and report updated.;		XXX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided SS# verification and Desk Review.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Alerts from Fraud Report have been cleared.; XX/XX/XXXX - Lender provided SS# verification and Desk Review.; XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434779735	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		871	Credit		Cleared	1	Hazard Insurance Indicator is Partial		XX/XX/XXXX - Hazard insurance indicator is Present. Present but expired - verifi should be firing exception without marking partial.; XX/XX/XXXX - Hazard insurance indicator is Partial. Master Policy expired XX/XX/XXXX on pg XXX.; XX/XX/XXXX - Hazard insurance indicator is Partial. Master Condo Hazard policy on page XXX shows Insurance expired on XX/XX/XXXX prior to closing/disbursement date.;		XXX/XX/XXXX - Change status of 'Hazard Insurance Indicator is Partial' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided HOI declarations and coverage dates.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Hazard insurance indicator is Present.; XX/XX/XXXX - Lender provided HOI declarations and coverage dates.; XX/XX/XXXX - Change status of 'Hazard Insurance Indicator is Partial' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434779736	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection- the subject property is in XXX County- XXX #XXXX disaster declared XX/XX/XXXX-appraisal dated XX/XX/XXXX and missing post disaster inspection report.;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided certification and photos.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided certification and photos.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434779736	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		3500	Credit		Cleared	1	Borrower residency documentation not provided or issue with documentation		XX/XX/XXXX - Missing permanent resident alien documentation for XXX XXX;		XXX/XX/XXXX - Change status of 'Borrower residency documentation not provided or issue with documentation' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided passport issued by USA.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Borrower residency documentation has been provided and there are no issues with documentation. ; XX/XX/XXXX - Lender provided passport issued by USA.; XX/XX/XXXX - Change status of 'Borrower residency documentation not provided or issue with documentation' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434779737	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2427	Credit		Cleared	1	Fraud Report Shows Uncleared Alerts		XX/XX/XXXX - The LoanSafe report does not show any alerts as being cleared. ;		XXX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided OFAC verification.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Alerts from Fraud Report have been cleared.; XX/XX/XXXX - Lender provided OFAC verification.; XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434779739	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2460	Property		Cleared	1	Third Party Desk Review variance to appraised value exceeds XX%		XX/XX/XXXX - All valuations are clear and within XXX%. Exception is resolved.;			XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - CDA Provided.; XX/XX/XXXX - Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434779739	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		3580	Property		Cleared	1	Third Party Valuation Product not Provided		XX/XX/XXXX - All valuations are clear and within XXX%. Exception is resolved.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Third Party Valuation Product Provided;			XX/XX/XXXX - All valuations are clear and within XX%. Exception is resolved.; XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434779741	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		1245	Credit		Cleared	1	Transmittal Summary is Missing		XX/XX/XXXX - The transmittal summary is Missing;		XXX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided Transmittal Summary.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - The transmittal summary is Present; XX/XX/XXXX - Lender provided Transmittal Summary.; XX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434779743	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		3605	Credit		Cleared	1	Asset Documents are Incomplete		XX/XX/XXXX - Asset Documents are Incomplete: need letter from joint account holders, XXX XXX and XXX XXX stating borrower,XXX XXX has complete XXX% acces to funds in the joint accounts. XXX #XXXX prime share, XXX checking and money market savings accounts page XXX.;		XXX/XX/XXXX - Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender providedAccess letter in file. ;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Lender providedAccess letter in file. ; XX/XX/XXXX - Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434779743	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		2427	Credit		Cleared	1	Fraud Report Shows Uncleared Alerts		XX/XX/XXXX - The Fraud report alerts are not cleared. ;		XXX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided Sam.Gov verification.;	XX/XX/XXXX - Alerts from Fraud Report have been cleared.; XX/XX/XXXX - Lender provided Sam.Gov verification.; XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434779744	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2427	Credit		Cleared	1	Fraud Report Shows Uncleared Alerts		XX/XX/XXXX - Change severity of 'Fraud Report Shows Uncleared Alerts' from Material to Non-Material.;		XXX/XX/XXXX - All alerts were cleared. SS card was provided.; XXX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.;	XX/XX/XXXX - Excpetion resolved; XX/XX/XXXX - Alerts from Fraud Report have been cleared.; XX/XX/XXXX - All alerts were cleared. SS card was provided.; XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434779745	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		2427	Credit		Cleared	1	Fraud Report Shows Uncleared Alerts		XX/XX/XXXX - No Alerts have been cleared on the fraud report. ;		XXX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided documentation sufficient to clear fraud report.;	XX/XX/XXXX - Alerts from Fraud Report have been cleared.; XX/XX/XXXX - Lender provided documentation sufficient to clear fraud report.; XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
XXXX	434779745	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		2543	Credit		Cleared	1	Appraisal date is greater than XXX days from Origination date.		XX/XX/XXXX - Change severity of 'Appraisal date is greater than XXX days from Origination date.' from Material to Non-Material. XXX appraisal update in file page XXX dated XX/XX/XXXX;			XX/XX/XXXX - XXXXD/XXX in file within XXX days. Exception resolved; XX/XX/XXXX - Appraisal date is within XXX days of Note date.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
XXXX	434779747	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection XXX FEMS disater # XXXX XX/XX/XXXX- declared after appraisal completed date of XX/XX/XXXX. missing post disaster inspection report.;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided certification and photos.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Lender provided certification and photos.; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434779747	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2427	Credit		Cleared	1	Fraud Report Shows Uncleared Alerts		XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: fraud report page XXX has uncleared high alert; lender to review and clear.;		XXX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided SS# verification.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Alerts from Fraud Report have been cleared.; XX/XX/XXXX - Lender provided SS# verification.; XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434779747	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2957	Property		Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection		XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;		XXX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided certification and photos.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Lender provided certification and photos.; XX/XX/XXXX - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434779748	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2427	Credit		Cleared	1	Fraud Report Shows Uncleared Alerts		XX/XX/XXXX - The Alerts on the LoanSafe report are not cleared. Alert for SSN on SSA's frozen high group list; requires proof of SSN to be obtained to clear.;		XXX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided SS# verification.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Alerts from Fraud Report have been cleared.; XX/XX/XXXX - Lender provided SS# verification.; XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434710370	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors	1261	Credit	Active	3	Borrower Income Verification does not match Approval	XX/XX/XXXX - X) Provide XXX XXX Bank statement dated XX/XX/XXXX for account ending #XXXX. Statement was utilized in income calculation per Business Bank Statement Income Worksheet (page XXX). XXX XXX statement dated XX/XX/XXXX for account ending #XXXX is in file (page XXX); however, this statement is not listed on the bank statement income worksheet.
																				X) Section XX.X.X of the Achiever Expanded Credit Product Guide dated XX/XX/XXXX requires documentation to evidence the Borrowers' ownership percentage in the business. Provide CPA letter to document ownership percentage for each borrower. XX Secretary of State search (page XXX) does not verify percentage of ownership.;			XX/XX/XXXX - Exception remains: Lender provided XX Secretary of State search. Registered Agent does not provide documentation of ownership percentage.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710370	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors	651	Credit	Active	3	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX - X) Provide letter of explanation for XXX XXX collection filed XX/XX/XXXX and XXX late payment in XX/XXXX as required by Section XX.X of the Achiever Expanded Credit Product Guide dated XX/XX/XXXX.
X) Section XX.X.X of the Achiever Expanded Credit Product Guide dated XX/XX/XXXX states, "A gap credit report or undisclosed debt monitoring report is required to evidence no additional debt was obtained throughout the origination process."  Provide report.
																				X) Section XX.XX.X of the Achiever Expanded Credit Product Guide dated XX/XX/XXXX indicates a disputed account with a positive balance should be removed and new credit report pulled. Letter of explanation for all disputed accounts also required. The following disputed accounts with a balance are reflected on the credit report dated XX/XX/XXXX: XXX #XXXX,XXX XXX #XXXX, and XXX XXX Bank #XXXX. Provide letter of explanation and updated credit report per guidelines.;				Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710370	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1236	Compliance		Active	2	Affiliated Business Disclosure is Missing		XX/XX/XXXX - The affiliate business disclosure is Missing;				Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710370	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		3472	Credit		Active	3	Overdraft/NSF Count Exceeds Tolerance		XX/XX/XXXX - Overdraft/NSF count exceeds tolerance. ; XX/XX/XXXX - Section XX.X.X of the Achiever Expanded Credit Product Guide dated XX/XX/XXXX allows, "Five (X) in the past XX months provided there were zero (X) occurrences in the most recent three (X) months." There were X NSFs in the past XX months dated XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. XXXX notes advise four NSFs occurred on the same day in XX/XXXX in error. Note at the bottom of the Business Bank Statement Income Worksheet states, "asking for exception on NSFs." There is no exception for NSFs located in file.;			XX/XX/XXXX - Exception remains: LOE provided regarding NSF's however, NSF's exceed guidelines. Provide Lender exception.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710373	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1269	Credit		Cleared	1	CoBorrower Transcripts is Missing		XX/XX/XXXX - Section XX.X.X of the Champion Classic Product Guide dated XX/XX/XXXX states, "When a full documentation income source is utilized (wage-earner, self-employed, XXXX, etc.), whether solely or in tangent with an alternative income documentation, IRS transcripts are required." Provide IRS transcripts.; XX/XX/XXXX - The coborrower Transcripts is Missing;				Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710373	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		3557	Credit		Active	3	Hazard Insurance Coverage is Not Sufficient.		XX/XX/XXXX - Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;				Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710373	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		3605	Credit		Cleared	1	Asset Documents are Incomplete		XX/XX/XXXX - Section XX.X of the Champion Classic Product Guide dated XX/XX/XXXX states, "If the large deposit is required for the borrower to meet the down payment, funds to close, closing costs, or reserves to qualify for the loan, then funds must be verified through a letter of explanation and supporting documentation." Provide documentation to source large deposit of $XXX to XXX account ending #XXXX on XX/XX/XXXX. Unable to reduce XXX acct balance by $XXX as balance not sufficient. Section XX.X of the Champion Classic Product Guide dated XX/XX/XXXX advises, “Proceeds from a cash-out refinance transaction may be used for reserves after two (X) months verified from borrower(s) own funds.” ;				Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710373	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1236	Compliance		Active	2	Affiliated Business Disclosure is Missing		XX/XX/XXXX - The affiliate business disclosure is Missing;				Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710373	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors	1262	Credit	Active	3	CoBorrower Income Verification does not match Approval	XX/XX/XXXX - X) Section XX.X.X of the Champion Classic Product Guide dated XX/XX/XXXX states, "The loan file must include an income worksheet detailing income calculations." Provide income worksheet for CoBorrower.
																				X) XXXX XXXXs provided verify Schedule C loss for farming business owned by CoBorrower. Provide XXXX XXXXs and XXXX P&L for business for further analysis. Loss of $XXX/month deducted from CoBorrower’s wage income.;				Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710373	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2110	Credit		Cleared	1	Qualifying DTI exceeds Guideline Maximum Allowable		XX/XX/XXXX - XXXX XXXXs provided verify Schedule C loss for farming business owned by CoBorrower. Loss of $XXX/month deducted from CoBorrower’s wage income.; XX/XX/XXXX - Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.;				Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710373	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors	651	Credit	Active	3	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX - X) LoanSafe Fraud Manager report dated XX/XX/XXXX (page XX) indicates Borrower owns XXXX XXX XX, XXX XXX, XX XXXXX which is the previous residence listed on XXXX. Provide documentation to verify ownership status. If property is owned by Borrower, provide documentation to verify its monthly expense and mortgage payment history.
																				X) Section XX.X of the Champion Classic Product Guide dated XX/XX/XXXX states, "A signed and dated Letter of Explanation (LOE) is required for all derogatory credit in the past XX months." Provide LOE for XXX XXX collection account opened XX/XXXX.;				Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710373	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors	1261	Credit	Active	3	Borrower Income Verification does not match Approval	XX/XX/XXXX - X) Section XX.X.X of the Champion Classic Product Guide dated XX/XX/XXXX states, "The loan file must include an income worksheet detailing income calculations." Provide income worksheet for Borrower.
X) Provide all documentation required by Section XX.X.X of the Champion Classic Product Guide dated XX/XX/XXXX to verify child support income of $XXX/mon for Borrower.
																				;				Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710373	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1267	Credit		Cleared	1	Borrower Transcripts are missing		XX/XX/XXXX - Section XX.X.X of the Champion Classic Product Guide dated XX/XX/XXXX states, "When a full documentation income source is utilized (wage-earner, self-employed, XXXX, etc.), whether solely or in tangent with an alternative income documentation, IRS transcripts are required." Provide IRS transcripts.; XX/XX/XXXX - The borrower transcripts is Missing;				Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710375	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2427	Credit		Cleared	1	Fraud Report Shows Uncleared Alerts		XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: Identity and Third Party high alerts on report have not been cleared.;			XX/XX/XXXX - Alerts from Fraud Report have been cleared.; XX/XX/XXXX - Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710375	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		3472	Credit		Acknowledged	2	Overdraft/NSF Count Exceeds Tolerance		XX/XX/XXXX - Guidelines allow X NSF's in the past XX months provided there are zero occurrences in the most recent X months. Borrower has X NSF's in the last XX months with X in the last X months. LOE (pg XXX) in the file and approved Lender exception (pg XXX). ; XX/XX/XXXX - Overdraft/NSF count exceeds tolerance. ;			XX/XX/XXXX - Change severity of 'Overdraft/NSF Count Exceeds Tolerance' from Material to Non-Material.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710376	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Investment Property	ATR/QM: Exempt		2177	Credit		Cleared	1	Property is located in a FEMA disaster area		XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection.FEMA declared XXX XXX county in a disaster area Hurricane XXX on XX/XX/XXXX with a release date of XX/XX/XXXX. And Hurricane XXX on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XX and shows no damage, however the appraisal date is prior to the FEMA release date. A post Disaster Inspection is required;		XXX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XXX/XX/XXXX - Exception resolved, Lender provided inspection.;	XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Open Rebuttal.; XX/XX/XXXX - Exception resolved, Lender provided inspection.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710376	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Investment Property	ATR/QM: Exempt		2957	Property		Cleared	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection		XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;			XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - Exception resolved, Inspection provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710378	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		651	Credit		Active	3	Borrower Liabilities Verification Indicator is Partial		XX/XX/XXXX - Section XX.X.X of the Achiever Expanded Product Guide dated XX/XX/XXXX states, "A gap credit report or undisclosed debt monitoring report is required to evidence no additional debt was obtained throughout the origination process." Provide report.;				Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710378	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		942	Credit		Cleared	1	Flood Certificate is Missing		XX/XX/XXXX - The flood certification is Missing;			XX/XX/XXXX - The flood certification is Present; XX/XX/XXXX - Exception resolved.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710378	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1236	Compliance		Active	2	Affiliated Business Disclosure is Missing		XX/XX/XXXX - The affiliate business disclosure is Missing;				Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710378	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		3524	Compliance		Cleared	1	Higher-Priced Mortgage Loan Appraiser License Status Alert (XX CFR XXXX.XX(c)(X)).		XX/XX/XXXX - Loan is a Higher-Priced Mortgage Loan and Appraiser's license status was Inactive at time of origination.;			XX/XX/XXXX - Active.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710378	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1245	Credit		Cleared	1	Transmittal Summary is Missing		XX/XX/XXXX - Section XX.X.X of the Achiever Expanded Product Guide dated XX/XX/XXXX states, "When all income sources utilize the XX-month are full doc income verification option (i.e. wage earner, XXXX, self-employment with tax returns, etc.), AUS must be run by the Lender/Broker/Client at the time of loan submission; the underwriter will run AUS upon initial underwrite and prior to clearing the loan to close. The AUS findings must be included in the loan file to validate the eligibility for a Non-QM product. A primary residence with Approve/Eligible or Accept findings must be underwritten as a QM product. A second home or investment property may remain Non-QM eligible even with Approve/Eligible or Accept findings if Non-QM pricing is more favorable than GSE pricing." AUS in file dated XX/XX/XXXX has Approve/Eligible finding. No other AUS in file. Provide additional documentation required by guidelines. Also provide copy of XXXX.; XX/XX/XXXX - The transmittal summary is Missing;			XX/XX/XXXX - The transmittal summary is Present; XX/XX/XXXX - Exception resolved.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710378	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2427	Credit		Cleared	1	Fraud Report Shows Uncleared Alerts		XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: Identity and Third Party high alerts have not been cleared.;				Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710378	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		3522	Property		Cleared	1	Appraiser's License was Inactive at time of origination		XX/XX/XXXX - Appraiser's License was Inactive at time of origination.;		XXX/XX/XXXX - Change status of 'Appraiser's License was Inactive at time of origination' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided Appraiser License Active.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Lender provided Appraiser License Active.; XX/XX/XXXX - Change status of 'Appraiser's License was Inactive at time of origination' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710378	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		938	Property		Cleared	1	UCDP Summary Report is Partially Provided or Inaccurate		XX/XX/XXXX - Section X.X of the Achiever Expanded Product Guide dated XX/XX/XXXX states, "If revisions or updates of the appraisal are obtained, the risk scores from subsequent resubmissions of the appraisal report to UDCP must be used." Appraisal was revised XX/XX/XXXX to reflect subject property in PUD. Submission Summary Reports in file are dated XX/XX/XXXX. Provide Submission Summary Reports dated after appraisal revision.; XX/XX/XXXX - The SSR indicator is Partial;			XX/XX/XXXX - The SSR indicator is Present	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710380	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors	-99357	Compliance	Active	3	NC SB XXX High Cost Home Loan Financing of Points and Fees Test	XX/XX/XXXX - This loan failed the high-cost home loan financing of points and fees test.
 (XX SB XXXX [G.S. § XX-X.XE(c)(X)b,c])

																			The loan finances aXX points and fees or aXX other charges payable to third parties.					Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434710380	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1262	Credit		Active	3	CoBorrower Income Verification does not match Approval		XX/XX/XXXX - Coborrower income verified utilized personal bank statements. Section XX.X.X.X of the Champion Prime Product Guide dated XX/XX/XXXX requires, "CPA letter to evidence the individual borrower has a minimum XXX% ownership in the business." Provide CPA letter. ;				Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434710380	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2075	Property		Active	3	Title Issues Present		XX/XX/XXXX - Schedule B, Part I of title commitment (page XXX) reflects a Deed of Trust in factor of XXX XXX Housing Finance Agency to secure a note of $XXX. There is no payoff information in file for lien. Provide Note/agreement for this lien. If payments were being made, provide XX month payment history. Final title policy not in file. Additional conditions may be required. ;				Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434710380	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		3158	Property		Cleared	1	Third Party Valuation Product Not Provided and CU Score is Greater Than 2.60		XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is 2.60.;		XXX/XX/XXXX - CCA provided, condition resolved; XXX/XX/XXXX - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5' from Active to Open Rebuttal.;	XX/XX/XXXX - Third Party Valuation Product Provided.; XX/XX/XXXX - CCA provided, condition resolved; XX/XX/XXXX - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than X.X' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434710380	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2451	Credit		Active	3	Residual income does not meet guidelines.		XX/XX/XXXX - Section XX.XX of the Champion Prime Product Guide dated XX/XX/XXXX requires $XXX residual income when there are more than X children in household. Final XXXX indicates Borrower and CoBorrower each have X minor dependents; so, the Borrowers have either X or X children. There is a note on the XXXX stating the income totals $XXX; however, only documented income is bank statement income which totals $XXX/mon. There is an Order Establishing Child Support Obligation (page XXX) in file; hoewver, there is no support amount or other required documentation in file. Also, there is no child support income listed on final XXXX or Stable Monthly Income section of XXXX.; XX/XX/XXXX - Residual income of XXXX.XX does not meet minimum guidelines.;				Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434710380	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		3580	Property		Cleared	1	Third Party Valuation Product not Provided		XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Second appraisal with value of $XXX in file (page XXX); however, Section X.X.X of the Champion Prime Product Guide dated XX/XX/XXXX requires a Desktop Appraisal Review which is not in file.;		XXX/XX/XXXX - CCA provided, condition resolved; XXX/XX/XXXX - Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.;	XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - CCA provided, condition resolved; XX/XX/XXXX - Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434710380	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		-99362	Compliance		Active	3	NC SB XXXX High Cost Home Loan Points and Fees Test	XX/XX/XXXX - This loan failed the high-cost home loan points and fees test due to one of the following findings: ( XX SB XXXX [G.S. §XX-X.XE(a)(X)] ) ( XX HB XXXX amendments to XX SB XXXX [G.S. §XX-X.XE(a)(X)] ) ( XX HB XXXX [G.S. §XX-X.XE(a)(X), as amended January X, XXXX] ) ( XX Declaratory Ruling, Nov. XXXX ) ( XX HB XXX [G.S. §XX-X.XE(a)(X-X), as amended October XXXX] )The loan was made before September X, XXXX or on or after October X, XXXX, total loan amount is $XXXXXX or more and the total points and fees exceed XXX% of the total loan amount;The loan was made on or after September X, XXXX, total loan amount is $XXXXXX or more and the total points and fees exceed XXX% of the total loan amount;The total loan amount is less than $XXXXXX and the total points and fees exceed the lesser of XXX% of the total loan amount or $XXXXXX;The loan was made before September X, XXXX, the loan is an open-end loan, the maximum line of credit is at least $XXX, and the total points and fees exceed XXX% of the maximum line of credit;The loan was made on or after September X, XXXX, the loan is an open-end loan, the maximum line of credit is at least $XXX, and the total points and fees exceed XXX% of the maximum line of credit; orThe loan is an open-end loan, the maximum line of credit is less than $XXX, and the total points and fees exceed XXX% of the maximum line of credit.This calculation takes into account direction regarding seller-paid points and fees provided by the November Xth, XXXX XXX XXX Declaratory Ruling.					Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434710380	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1261	Credit		Active	3	Borrower Income Verification does not match Approval		XX/XX/XXXX - Bank statements utilized to calculate income for Borrower missing pages. Provide pages X & X of XXX XXX statement dated XX/XX/XXXX for XXX XXX XXX account ending #XXXX. Provide pages X & X of XXX XXX statement dated XX/XX/XXXX for XXX XXX XXX account ending #XXXX.;				Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434710381	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		1261	Credit		Active	3	Borrower Income Verification does not match Approval		XX/XX/XXXX - The borrower income verification does not match approval. The loan file contains XX months bank statements for both a XXX personal account, #XXXX, and business account #XXXX. Additionally, the loan file contains an "Estimated Revenue by Month" for account #XXXX (pg XXX). However, it does not show detailed unsourced deposits and income used to qualify borrower does not match "estimated revenue". Unable to determine which account was used to qualify the borrower. Provide income calculation worksheets.;				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710381	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		3595	Credit		Cleared	1	Minimum Flood Insurance Coverage has not been met		XX/XX/XXXX - Flood insurance coverage in the amount of $XXX does not meet the minimum coverage required.;		XXX/XX/XXXX - Change status of 'Minimum Flood Insurance Coverage has not been met' from Active to Open Rebuttal.; XXX/XX/XXXX - Flood insurance coverage is sufficient.;	XX/XX/XXXX - Exception resolved.; XX/XX/XXXX - Received flood insurance coverage in the amount of $XXX to meet the minimum coverage required.; XX/XX/XXXX - Flood insurance coverage is sufficient.; XX/XX/XXXX - Change status of 'Minimum Flood Insurance Coverage has not been met' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710381	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		2427	Credit		Active	3	Fraud Report Shows Uncleared Alerts		XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: A system error with one or more wathclist screening searches. Recommendation is to rerun report or contact CoreLogice liaison.;				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434710384	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		1246	Credit		Cleared	1	Transmittal Summary is Partial		XX/XX/XXXX - Guidelines XX.X.X require an AUS to be run at the time of loan submission and prior to clearing the loan to close. One AUS is in the loan file dated XX/XX/XXXX, submission #X. Provide AUS dated XX/XX/XXXX, at time of submission.; XX/XX/XXXX - The transmittal summary is Partial;			XX/XX/XXXX - The transmittal summary is Present; XX/XX/XXXX - Exception resolved.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434710386	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		1904	Credit		Cleared	1	Hazard Insurance Coverage is Not Sufficient		XX/XX/XXXX - Hazard insurance coverage of $XXX is not sufficient. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value of $XXX.;			XX/XX/XXXX - Exception resolved.; XX/XX/XXXX - Hazard insurance coverage is $XXX, the subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value of $XXX.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	433621210	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2095	Credit		Cleared	1	Insufficient cash to close.		XX/XX/XXXX - Cash to close in the amount of $XXX is greater than the available asset amount of $XXX.;		XXX/XX/XXXX - Lender provided asset verification.; XXX/XX/XXXX - Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Sufficient cash to close is documented.; XX/XX/XXXX - Lender provided asset verification.; XX/XX/XXXX - Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	433621210	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		3580	Property		Cleared	1	Third Party Valuation Product not Provided		XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XXX/XX/XXXX - Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; XXX/XX/XXXX - CCA Provided.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - CCA Provided.; XX/XX/XXXX - Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	433621210	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		3158	Property		Cleared	1	Third Party Valuation Product Not Provided and CU Score is Greater Than 2.90		XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is 2.90.;			XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Third Party Valuation Product Provided.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	433621210	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		1126	Credit		Cleared	1	Borrower Asset Verification is Missing		XX/XX/XXXX - The borrower asset verification is Missing. Missing Evidence of Gift Funds from Wife in amount of $XXX, and Gift Funds of $XXX from Couisin were sent and received per guidelines.;		XXX/XX/XXXX - Lender provided asset verification.; XXX/XX/XXXX - Change status of 'Borrower Asset Verification is Missing' from Active to Open Rebuttal.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - The borrower asset verification is Level X – Verified = X mos stmts/bal documentation for liquid assets/or gift letter.; XX/XX/XXXX - Lender provided asset verification.; XX/XX/XXXX - Change status of 'Borrower Asset Verification is Missing' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	433621210	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		1462	Credit		Cleared	1	Liquid Reserves are less than Guidelines Required		XX/XX/XXXX - The liquid reserves of -XX.XX months or $-XXX, are less than the Guidelines minimum required of X.XX or $XXX.;		XXX/XX/XXXX - Lender provided Reserves.; XXX/XX/XXXX - Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - The liquid reserves of XX.XX months or $XXX, is greater than or equal to the Guidelines minimum required of X.XX or $XXX.; XX/XX/XXXX - Lender provided Reserves.; XX/XX/XXXX - Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	433621210	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2570	Credit		Cleared	1	Final Loan Application is Missing		XX/XX/XXXX - Final loan application is Missing;		XXX/XX/XXXX - Change status of 'Final Loan Application is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided Final Loan Application.;	XX/XX/XXXX - Exception Resolved.; XX/XX/XXXX - Final loan application is Present; XX/XX/XXXX - Lender provided Final Loan Application.; XX/XX/XXXX - Change status of 'Final Loan Application is Missing' from Active to Open Rebuttal.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434709439	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		42	Credit		Cleared	1	Loan Purpose is indicated as Unavailable		XX/XX/XXXX - NOO cash out file requires cash out letter per GL;			XX/XX/XXXX - Missing LOE from the borrower in regards to the use of the cash out proceeds. Additional conditions may apply.; XX/XX/XXXX - Loan purpose is indiciated as Unavailable; XX/XX/XXXX - Loan purpose is indicated as Cash Out: Other Multi purpose Unknown purpose	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX.
XXXX	434709439	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		3544	Compliance		Cleared	1	Subject loan is an investment cash out. Evidence of cash-out purpose not provided.		XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.; XX/XX/XXXX - Purpose of cash out determined as ___.;			XX/XX/XXXX - Purpose of cash out determined as Business.; XX/XX/XXXX - Missing LOE from the borrower in regards to the use of the cash out proceeds. Additional conditions may apply.; XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.; XX/XX/XXXX - Purpose of cash out determined as ___.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX.
XXXX	434709440	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		651	Credit		Cleared	1	Borrower Liabilities Verification Indicator is Partial		XX/XX/XXXX - Borrower liabilities verified indicator is Partial- REO XXXX XXth Avenue- XXX mtg nor on creadit bureau and lender to provide VOM. (concurrent refinance along with XXXX-XXXX XXth Avenue).;		XXX/XX/XXXX - Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided MS, ;	XX/XX/XXXX - Borrower liabilities verified indicator is Present; XX/XX/XXXX - Lender provided MS, ; XX/XX/XXXX - Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; XX/XX/XXXX - Liabilities on XXXX between ln XXXX and XXXX do not match- ln# XXXX has REO XXXX XXX Dr not listed on this cash out XXXX. It appears an addiitonal cash out refinance concurrent is loan #XXXX. Lender to provide corrected XXXX for all three (X) concurrent cash out refinances, cash out purposes in a LOE.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434709440	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		1311	Compliance		Cleared	1	The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.		XX/XX/XXXX - The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.;			XX/XX/XXXX - The file contains at least one complete copy of the Closing Disclosure. The file contains at least one copy of a Closing Disclosure.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434709440	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		3544	Compliance		Cleared	1	Subject loan is an investment cash out. Evidence of cash-out purpose not provided.		XX/XX/XXXX - Purpose of cash out determined as Business. lender to provide cash out purpose letter and/or attestation for cash out proceeds.; XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.;			XX/XX/XXXX - Purpose of cash out determined as Business.; XX/XX/XXXX - Missing copy of the cash out letter regarding the use of the cash out proceeds. Additional conditions may apply.; XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434709441	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		651	Credit		Cleared	1	Borrower Liabilities Verification Indicator is Partial		XX/XX/XXXX - Missing copy of the cash out letter regarding the use of the cash out proceeds. Additional conditions may apply.; XX/XX/XXXX - Borrower liabilities verified indicator is Present; XX/XX/XXXX - Borrower liabilities verified indicator is Partial;			XX/XX/XXXX - Borrower liabilities verified indicator is Present; XX/XX/XXXX - Missing copy of the cash out letter regarding the use of the cash out proceeds. Additional conditions may apply.; XX/XX/XXXX - Borrower liabilities verified indicator is Partial	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434709441	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		1311	Compliance		Cleared	1	The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.		XX/XX/XXXX - The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.;			XX/XX/XXXX - The file contains at least one complete copy of the Closing Disclosure. The file contains at least one copy of a Closing Disclosure.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434709441	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		1309	Compliance		Cleared	1	The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.		XX/XX/XXXX - The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance. Final Closing Disclosure is missing from the file.;			XX/XX/XXXX - The file contains at least one complete copy of the Closing Disclosure. The file contains at least one copy of a Closing Disclosure.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434709441	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		3544	Compliance		Cleared	1	Subject loan is an investment cash out. Evidence of cash-out purpose not provided.		XX/XX/XXXX - Purpose of cash out determined as Business.; XX/XX/XXXX - Missing copy of the cash out letter regarding the use of the cash out proceeds. Additional conditions may apply.; XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.;			XX/XX/XXXX - Purpose of cash out determined as Business.; XX/XX/XXXX - Missing copy of the cash out letter regarding the use of the cash out proceeds. Additional conditions may apply.; XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434709441	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		2571	Credit		Cleared	1	Final Loan Application is Partial		XX/XX/XXXX - Final Loan Application is Partial. Final XXXX Application in file belongs to the other file the borrower has in this deal #XXXXXXXXXX. Loan and property information on the final XXXX is for XXXX,XXXX and XXXX XXth Ave. Please provide Final Loan application for Subject Property/Transaction.;			XX/XX/XXXX - Final Loan Application is Present; XX/XX/XXXX - Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434709442	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		1311	Compliance		Cleared	1	The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.		XX/XX/XXXX - The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.;			XX/XX/XXXX - The file contains at least one complete copy of the Closing Disclosure. The file contains at least one copy of a Closing Disclosure.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434709442	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		651	Credit		Acknowledged	2	Borrower Liabilities Verification Indicator is Partial		XX/XX/XXXX - Borrower liabilities verified indicator is Partial- REOs on XXXX for all three (X) concurrent cash out refinances do not match; this file XXXX includes REO not listed on other XXXX- XXXX XXX Dr; also, HOI pg XXX shows Xrd lienholder- appearing to be a private party for XXX XXX Ave in favor of XXX XXX Trustee of the XXX XXX Profit Sharing Plab & Trust. Need VOM for this private party mortgage and VOM for XXXX XXX Drive or proof free and clear.;			XX/XX/XXXX - Change severity of 'Borrower Liabilities Verification Indicator is Partial' from Material to Non-Material.; XX/XX/XXXX - Client acknowledged and requested to downgrade the active exception based on compensating factors: XXX FICO, $XXX in liquid reserves and borrower residing in the primary residence for XX years..; XX/XX/XXXX - Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; XX/XX/XXXX - Exception remains: Received verification property at XXX is F&C. Still need VOM for property at XXX.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434709442	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		3544	Compliance		Cleared	1	Subject loan is an investment cash out. Evidence of cash-out purpose not provided.		XX/XX/XXXX - Missing LOE for cash out purpose as required by GL.;			XX/XX/XXXX - Purpose of cash out determined as Business.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434709442	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		3580	Property		Cleared	1	Third Party Valuation Product not Provided		XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;			XX/XX/XXXX - Exception resolved.; XX/XX/XXXX - Third Party Valuation Product Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434709443	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		42	Credit		Cleared	1	Loan Purpose is indicated as Unavailable		XX/XX/XXXX - Occupancy as primary does not make sense; current residence with spouse, appears to have been purchased X months ago at XXXXX XXX Ave XXX XX-XX miles away from subject property; current residence is a larger home and higher valuation IAO $XXX, X bedrooms, X.X baths. Subject property being purchased as primary- smaller square footage and lower value at $XXX.;			XX/XX/XXXX - Loan purpose is indicated as First Time Home Purchase as defined by American Recovery and Reinvestment Act of XXXX (Purchaser has not owned a principal residence in the past three years)	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434709443	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		1276	Property		Cleared	1	Is Completion Certificate in file is No		XX/XX/XXXX - The Completion Certificate is Yes; XX/XX/XXXX - The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.;			XX/XX/XXXX - The Completion Certificate is Yes; XX/XX/XXXX - The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434709443	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		932	Property		Cleared	1	Origination Appraisal is Partial		XX/XX/XXXX - Appraisal "subject to"- need XXX update report and certificate of completion.;			XX/XX/XXXX - Origination appraisal is Present.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434709443	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		3551	Compliance		Cleared	1	ATR/QM Status is Pending		XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.- occupancy in question;			XX/XX/XXXX - NQM	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434709447	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Investment Property	ATR/QM: Exempt		3580	Property		Cleared	1	Third Party Valuation Product not Provided		XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;			XX/XX/XXXX - Exception resolved.; XX/XX/XXXX - Third Party Valuation Product Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709447	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Investment Property	ATR/QM: Exempt		936	Property		Cleared	1	UCDP Summary Report is Missing		XX/XX/XXXX - The SSR indicator is Missing;			XX/XX/XXXX - The SSR indicator is Not Applicable	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709447	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Investment Property	ATR/QM: Exempt		2460	Property		Cleared	1	Third Party Desk Review variance to appraised value exceeds XXX%		XX/XX/XXXX - Additional third party valuation requested to support value.; XX/XX/XXXX - Third party Desk Review variance of -XX.XX exceeds XXX% maximum allowed.;			XX/XX/XXXX - Third party Desk Review variance of -XX.XX exceeds XXX% maximum allowed.; XX/XX/XXXX - Additional third party valuation requested to support value.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709447	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Investment Property	ATR/QM: Exempt		1311	Compliance		Cleared	1	The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.		XX/XX/XXXX - The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.;			XX/XX/XXXX - The file contains at least one complete copy of the Closing Disclosure. The file contains at least one copy of a Closing Disclosure.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709449	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		1311	Compliance		Cleared	1	The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.		XX/XX/XXXX - Non QM/ATR exempt mortgage, no CD in the file.; XX/XX/XXXX - The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.;			XX/XX/XXXX - The file contains at least one complete copy of the Closing Disclosure. The file contains at least one copy of a Closing Disclosure.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709449	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		1307	Compliance		Cleared	1	The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.		XX/XX/XXXX - ATR/QM exempt loan. No LE found in file; XX/XX/XXXX - The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.;			XX/XX/XXXX - The file does contain at least one copy of a Loan Estimate. The file contains a complete copy of at least one Loan Estimate.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709452	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		951	Credit		Cleared	1	Condo Approval Missing		XX/XX/XXXX - Condo approval indicator is Missing; XX/XX/XXXX - Condo approval/info documentation is missing.;			XX/XX/XXXX - Condo approval indicator is Not Applicable	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709452	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		3544	Compliance		Cleared	1	Subject loan is an investment cash out. Evidence of cash-out purpose not provided.		XX/XX/XXXX - Purpose of cash out determined as Business.; XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.; XX/XX/XXXX - Missing LOE from the borrower regarding the use of the cash out proceeds. Additional conditions may apply.;			XX/XX/XXXX - Purpose of cash out determined as Business.; XX/XX/XXXX - Missing LOE from the borrower regarding the use of the cash out proceeds. Additional conditions may apply.; XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709452	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		1311	Compliance		Cleared	1	The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.		XX/XX/XXXX - The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.;			XX/XX/XXXX - The file contains at least one complete copy of the Closing Disclosure. The file contains at least one copy of a Closing Disclosure.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709452	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		1462	Credit		Cleared	1	Liquid Reserves are less than Guidelines Required		XX/XX/XXXX - Asset statements are missing and amount of cashout is not available due to missing Final CD. Note that the borrower does not have the housing history to waive the reserve req's. ; XX/XX/XXXX - The liquid reserves of X.XX months or $XXX, are less than the Guidelines minimum required of X.XX or $XXX.;			XX/XX/XXXX - The liquid reserves of XXX.XX months or $XXX, is greater than or equal to the Guidelines minimum required of X.XX or $XXX.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709452	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		1307	Compliance		Cleared	1	The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.		XX/XX/XXXX - The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.;			XX/XX/XXXX - The file does contain at least one copy of a Loan Estimate. The file contains a complete copy of at least one Loan Estimate.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709454	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		3544	Compliance		Cleared	1	Subject loan is an investment cash out. Evidence of cash-out purpose not provided.		XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.; XX/XX/XXXX - Purpose of cash out determined as Business.;			XX/XX/XXXX - Purpose of cash out determined as Business.; XX/XX/XXXX - Missing LOE from the borrower regarding the use of the cash out proceeds. Additional conditions may apply.; XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709454	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Investment Property	ATR/QM: Exempt		1311	Compliance		Cleared	1	The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.		XX/XX/XXXX - The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.;			XX/XX/XXXX - The file contains at least one complete copy of the Closing Disclosure. The file contains at least one copy of a Closing Disclosure.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709455	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		3158	Property		Cleared	1	Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5		XX/XX/XXXX - The FNMA CU score is 2.6; however, the FHLMC LCA score is 1. ; XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is 2.60.;			XX/XX/XXXX - Third Party Valuation Product Provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434709456	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		3580	Property		Cleared	1	Third Party Valuation Product not Provided		XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;			XX/XX/XXXX - Third Party Valuation Product Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709456	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		3416	Credit		Acknowledged	2	Loan amount is greater than the maximum loan amount allowed per guidelines		XX/XX/XXXX - Per Guidelines, max loan amount is $XXX for XXX% LTV.;			XX/XX/XXXX - Change severity of 'Loan amount is greater than the maximum loan amount allowed per guidelines' from Material to Non-Material.; XX/XX/XXXX - Lender provided an approved lender exception. ; XX/XX/XXXX - Change status of 'Loan amount is greater than the maximum loan amount allowed per guidelines' from Active to Acknowledged by Client.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709456	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		1324	Property		Cleared	1	Second Appraisal is Missing		XX/XX/XXXX - The second appraisal is Missing. DSCR g/ls XX.X states Two appraisal required on all loans &gt; $XXX. Only X appraisal provided pg XXX;		XXX/XX/XXXX - Change status of 'Second Appraisal is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided Xnd appraisal.;	XX/XX/XXXX - The second appraisal is Present; XX/XX/XXXX - Lender provided Xnd appraisal.; XX/XX/XXXX - Change status of 'Second Appraisal is Missing' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709456	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		2335	Credit		Cleared	1	DSCR is less than guideline minimum		XX/XX/XXXX - Change severity of 'DSCR is less than guideline minimum' from Material to Non-Material.;			XX/XX/XXXX - Qualifying DSCR of X.XX meets guideline requirement.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709456	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		3158	Property		Cleared	1	Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5		XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is 2.60.;			XX/XX/XXXX - Third Party Valuation Product Provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of $XXX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709462	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		2075	Property		Cleared	1	Title Issues Present		XX/XX/XXXX - The following issues were noted: Lender to provide erither finall titile policy with item X UUC lien removed and/or recorded copy of UCC X termination from XXX to ensure lender has first lien position.;		XXX/XX/XXXX - Change status of 'Title Issues Present' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided termination of UCC solar panels to be removed.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Lender provided termination of UCC solar panels to be removed.; XX/XX/XXXX - Change status of 'Title Issues Present' from Active to Open Rebuttal.; XX/XX/XXXX - Exception remains: UCC Financing Amendment completed however unable to determine if subject property is in first lien postion. Provide final title policy or documentation UCC amendment was filed.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
XXXX	434709464	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		3158	Property		Cleared	1	Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5		XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is 2.60.;			XX/XX/XXXX - Third Party Valuation Product Provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434709464	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		3580	Property		Cleared	1	Third Party Valuation Product not Provided		XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;			XX/XX/XXXX - Third Party Valuation Product Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434709466	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2075	Property		Cleared	1	Title Issues Present		XX/XX/XXXX - The following issues were noted: subject property is tax defaulted pg XXX; redemption amount per prelim $XXX; lender to provide a final title with tax lien removed and/or recorded lien release. Not showing on CD; however, paying off does not release the lien by virtue of showing paid off. ;			XX/XX/XXXX - Supplement provided showing #X deleted on title.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434709469	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		1309	Compliance		Cleared	1	The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.		XX/XX/XXXX - The file contains at least one complete copy of the Closing Disclosure.; XX/XX/XXXX - The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.;			XX/XX/XXXX - The file contains at least one complete copy of the Closing Disclosure.; XX/XX/XXXX - The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434709472	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		1311	Compliance		Cleared	1	The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.		XX/XX/XXXX - The file does not contain any copies of the Closing Disclosure(s). Unable to verify PITI and funds required to close.;			XX/XX/XXXX - The file contains at least one complete copy of the Closing Disclosure. The file contains at least one copy of a Closing Disclosure.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
XXXX	434709475	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		650	Credit		Cleared	1	Borrower Liabilities Verificiation Indicator is Missing		XX/XX/XXXX - Borrower liabilities verified indicator is Missing: The file does not contain a copy of the credit report. ;		XXX/XX/XXXX - Borrower credit report received; XXX/XX/XXXX - Change status of 'Borrower Liabilities Verificiation Indicator is Missing' from Active to Open Rebuttal.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Borrower liabilities verified indicator is Present; XX/XX/XXXX - Borrower credit report received; XX/XX/XXXX - Change status of 'Borrower Liabilities Verificiation Indicator is Missing' from Active to Open Rebuttal.	Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434709475	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		-99349	Compliance		Cleared	1	TILA Finance Charge Test	XX/XX/XXXX - This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(o)(X) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX.					Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434709475	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		2110	Credit		Cleared	1	Qualifying DTI exceeds Guideline Maximum Allowable		XX/XX/XXXX - Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.;			XX/XX/XXXX - Documentation provided to support Qualifying DTI below XX.XX.	Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434709475	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		3557	Credit		Cleared	1	Hazard Insurance Coverage is Not Sufficient.		XX/XX/XXXX - Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;		XXX/XX/XXXX - Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.; XXX/XX/XXXX - HOI policy covers RCE.;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Hazard insurance coverage is sufficient.; XX/XX/XXXX - HOI policy covers RCE.; XX/XX/XXXX - Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.; XX/XX/XXXX - Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance compaXX was not provided.	Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434709475	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96268	Compliance		Cleared	1	TRID Total of Payments Test	XX/XX/XXXX - This loan failed the TRID total of payments test. ( XX CFR §XXXX.XX(o)(X) )The total of payments is $XXX. The disclosed total of payments of $XXX is not considered accurate because it is understated by more than $XXX.					Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434709475	XXX	XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors	-99986	Compliance	Cleared	1	TILA APR Test	XX/XX/XXXX - This loan failed the TILA APR test.
( XX CFR §XXXX.XX(a)(X), (X) , transferred from  XX CFR §XXX.XX(a)(X), (X) )
																			The annual percentage rate (APR) is XXX%. The disclosed APR of XXX% is not considered accurate because it is more than X/X of X percentage point above or below the APR as determined in accordance with the actuarial method.					Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434709475	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		721	Credit		Cleared	1	Borrower Credit Report is Missing		XX/XX/XXXX - Missing Borrower credit report;		XXX/XX/XXXX - Change status of 'Borrower Credit Report is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Lender provided copy of credit report;	XX/XX/XXXX - Lender provided copy of credit report; XX/XX/XXXX - Change status of 'Borrower Credit Report is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Borrower credit report received	Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434709475	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		1261	Credit		Cleared	1	Borrower Income Verification does not match Approval		XX/XX/XXXX - The borrower income verification does not match approval: The files does not contain a copy of the lease agreement for the property located at XXXX XXX XXX St, to calculate the income and final DTI.;		XXX/XX/XXXX - Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; XXX/XX/XXXX - Copy of lease provided;	XX/XX/XXXX - The borrower income verification does match approval; XX/XX/XXXX - Copy of lease provided; XX/XX/XXXX - Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.	Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434709477	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		-96468	Compliance		Cleared	1	Initial Closing Disclosure Delivery Date Test	XX/XX/XXXX - This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.	XX/XX/XXXX - Initial CD dated XX/XX/XXXX was not provided within X business days of consummation date of XX/XX/XXXX, received by borrower on XX/XX/XXXX X day prior to consummation.;			XX/XX/XXXX - This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.; XX/XX/XXXX - Initial CD signed XX/XX/XXXX. Exception resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709477	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		1434	Credit		Cleared	1	Hazard Insurance Effective Date is after the Note Date		XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX;			XX/XX/XXXX - trailing doc; XX/XX/XXXX - Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709480	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Investment Property	ATR/QM: Exempt		1167	Credit		Cleared	1	Flood Insurance Policy is Missing		XX/XX/XXXX - The flood insurance policy is Missing Flood Insurance policy is missing from the file.;		XXX/XX/XXXX - Change status of 'Flood Insurance Policy is Missing' from Active to Open Rebuttal.; XXX/XX/XXXX - Flood policy provided. ;	XX/XX/XXXX - Exception resolved; XX/XX/XXXX - The flood insurance policy is Present; XX/XX/XXXX - Flood policy provided. ; XX/XX/XXXX - Change status of 'Flood Insurance Policy is Missing' from Active to Open Rebuttal.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
XXXX	434709483	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		1434	Credit		Cleared	1	Hazard Insurance Effective Date is after the Note Date		XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX. Post Closing CD dated XX/XX/XXXX shows disbursement changed from XX/XX/XXXX to XX/XX/XXXX.;			XX/XX/XXXX - Final stamped settlement statement in file verified XX/XX/XXXX disbursement date.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434709483	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Purchase	Owner occupied	Non-QM: Lender documented all ATR UW factors		1257	Credit		Cleared	1	Borrower Employment Verification does not meet guidelines		XX/XX/XXXX - VOE provided has a signature date of XX/XX/XXXX, subject loan closed XX/X/XX.;			XX/XX/XXXX - VOE within XX days and VVOE was X day from note date XX/XX/XXXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
XXXX	434779725	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		2427	Credit		Cleared	1	Fraud Report Shows Uncleared Alerts		XX/XX/XXXX - The Alerts on the fraud report have not been cleared. (page XXX);		XXX/XX/XXXX - Borrower proof of primary residence per the credit report in file.; XXX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.;	XX/XX/XXXX - Exception resolved.; XX/XX/XXXX - Alerts from Fraud Report have been cleared.; XX/XX/XXXX - Borrower proof of primary residence per the credit report in file.; XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; XX/XX/XXXX - Exception Remains as of XX/XX/XXXX. No additional documentation provided, received email asking to review and clear based on statement in email. Please clear the Fraud Alert as required per guidelines, provide Fraud Report with no uncleared alerts.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434779725	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		3557	Credit		Acknowledged	2	Hazard Insurance Coverage is Not Sufficient.		XX/XX/XXXX - Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;			XX/XX/XXXX - Change severity of 'Hazard Insurance Coverage is Not Sufficient.' from Material to Non-Material.; XX/XX/XXXX - Client requesting to downgrade exception; XX/XX/XXXX - Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Acknowledged by Client.; XX/XX/XXXX - Exception Remains. Received copy of HOI declarations page. HOI provided stated coverage limit of $XXX which is less than the loan amount and not sufficient. Replacement cost is mentioned but does not state "Guaranteed Replacement Cost" or "Extended Replacement Cost" with coverage limited to $XXX. Please provide proof of sufficient coverage.; XX/XX/XXXX - Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434779725	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	CashOut Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		871	Credit		Acknowledged	2	Hazard Insurance Indicator is Partial		XX/XX/XXXX - Hazard insurance indicator is Partial- lender to provide an updated hazard insurance policy that includes replacement cost percentage- missing replacement cost amount/ percentage on copy in images.;			XX/XX/XXXX - Change severity of 'Hazard Insurance Indicator is Partial' from Material to Non-Material.; XX/XX/XXXX - Client requesting to downgrade exception; XX/XX/XXXX - Change status of 'Hazard Insurance Indicator is Partial' from Active to Acknowledged by Client.; XX/XX/XXXX - Exception Remains. Received copy of HOI declarations page. HOI provided stated coverage limit of $XXX which is less than the loan amount and not sufficient. Replacement cost is mentioned but does not state "Guaranteed Replacement Cost" or "Extended Replacement Cost" with coverage limited to $XXX. Please provide proof of sufficient coverage.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
XXXX	434710375	XXX		XXX	XXXXX	XXX	XX/XX/XXXX	$XXXXXX	Rate Term Refinance	Owner occupied	Non-QM: Lender documented all ATR UW factors		3472	Credit		Acknowledged	2	Overdraft/NSF Count Exceeds Tolerance		XX/XX/XXXX - Overdraft/NSF count exceeds tolerance. ; XX/XX/XXXX - Guidelines allow X NSF's in the past XX months provided there are zero occurrences in the most recent X months. Borrower has X NSF's in the last XX months with X in the last X months. LOE (pg XXX) in the file and approved Lender exception (pg XXX). ;			XX/XX/XXXX - Guidelines allow X NSF's in the past XX months provided there are zero occurrences in the most recent X months. Borrower has X NSF's in the last XX months with X in the last X months. LOE (pg XXX) in the file and approved Lender exception (pg XXX). ; XX/XX/XXXX - Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.; XX/XX/XXXX - Change severity of 'Overdraft/NSF Count Exceeds Tolerance' from Material to Non-Material.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years